UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23887)

Roundhill ETF Trust

(Exact name of registrant as specified in charter)

154 West 14th Street, 2nd Floor

New York, NY 10011

(Address of principal executive offices) (Zip code)

Will Hershey, President

Roundhill ETF Trust

154 West 14th Street, 2nd Floor

New York, NY 10011

(Name and address of agent for service)

(646) 661-5441

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Roundhill Bitcoin Covered Call Strategy ETF
YBTC (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill Bitcoin Covered Call Strategy ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Bitcoin Covered Call Strategy ETF	$51	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$226,392,483
Number of Holdings	9
Portfolio Turnover	0%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
Cboe Bitcoin U.S. ETF Index	2.5%
iShares Bitcoin Trust ETF	1.2%
First American Government Obligations Fund	0.5%
United States Treasury Bill*	186.5%
*	Held for cash and collateral management purposes.

Security Type	(%)
U.S. Treasury Bills	186.6%
Purchased Options	5.7%
Money Market Funds	0.5%
Written Options	-2.0%
Cash & Other	-90.8%

Industry	(%)
Other Investment Pools and Funds	1.2%
Cash & Other	98.8%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Bitcoin Covered Call Strategy ETF	PAGE 1	TSR-SAR-77926X502

Roundhill China Dragons ETF
DRAG (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill China Dragons ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill China Dragons ETF	$32	0.59%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$30,546,111
Number of Holdings	21
Portfolio Turnover	49%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
Xiaomi Corp.	18.0%
Alibaba Group Holding Ltd.	16.6%
Tencent Holdings Ltd.	16.6%
PDD Holdings, Inc.	16.4%
Meituan	16.2%
BYD Co. Ltd.	16.0%
First American Government Obligations Fund	0.4%
United States Treasury Bill*	121.2%
*	Held for cash and collateral management purposes.

Top Sectors	(%)
Communications	32.3%
Consumer, Cyclical	6.0%
Cash & Other	61.7%

Top Ten Countries	(%)
United States	120.5%
China	31.4%
Ireland	6.9%
Cash & Other	-58.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill China Dragons ETF	PAGE 1	TSR-SAR-77926X874

Roundhill Daily 2X Long Magnificent Seven ETF
MAGX (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill Daily 2X Long Magnificent Seven ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Daily 2X Long Magnificent Seven ETF	$45	0.94%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$74,606,812
Number of Holdings	9
Portfolio Turnover	0%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
ROUNDHILL MAGNIFICENT SEVEN SWAP	199.7%
First American Government Obligations Fund	19.0%
Roundhill Magnificent Seven ETF	-0.1%
United States Treasury Bill*	136.8%
*	Held for cash and collateral management purposes.

Security Type	(%)
U.S. Treasury Bills	136.9%
Total Return Swaps	19.8%
Money Market Funds	19.0%
Exchange Traded Funds	0.0%
Cash & Other	-75.7%

Industry	(%)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Daily 2X Long Magnificent Seven ETF	PAGE 1	TSR-SAR-77926X700

Roundhill Ether Covered Call Strategy ETF
YETH (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill Ether Covered Call Strategy ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Ether Covered Call Strategy ETF	$39	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,180,650
Number of Holdings	9
Portfolio Turnover	0%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	12.1%
Proshares Ether Strategy ETF	-0.3%
iShares Ethereum Trust ETF	-1.5%
United States Treasury Bill*	164.3%
*	Held for cash and collateral management purposes.

Top Sectors	(%)
Finance and Insurance	0.0%
Cash & Other	100.0%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Ether Covered Call Strategy ETF	PAGE 1	TSR-SAR-77926X841

Roundhill GLP-1 & Weight Loss ETF
OZEM (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill GLP-1 & Weight Loss ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill GLP-1 & Weight Loss ETF	$30	0.59%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,196,432
Number of Holdings	25
Portfolio Turnover	25%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	22.3%
Novo Nordisk AS	18.3%
Eli Lilly & Co.	16.3%
Roche Holding AG	5.1%
Zealand Pharma AS	4.7%
Chugai Pharmaceutical Co. Ltd.	4.6%
Viking Therapeutics, Inc.	4.3%
Pfizer, Inc.	4.1%
Innovent Biologics, Inc.	4.0%
Structure Therapeutics, Inc.	3.9%

Top Sectors	(%)
Consumer, Non-cyclical	99.2%
Cash & Other	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill GLP-1 & Weight Loss ETF	PAGE 1	TSR-SAR-77926X882

Roundhill Humanoid Robotics ETF
HUMN (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill Humanoid Robotics ETF for the period of June 25, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Humanoid Robotics ETF	$1	0.75%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,245,582
Number of Holdings	32
Portfolio Turnover	0%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Industrial	41.9%
Consumer, Cyclical	29.9%
Technology	14.6%
Communications	12.9%
Cash & Other	0.7%

Top 10 Issuers	(%)
Tesla, Inc.	12.2%
NVIDIA Corp.	8.4%
First American Government Obligations Fund	8.1%
UBTech Robotics Corp. Ltd.	7.5%
Shenzhen Dobot Corp. Ltd.	6.0%
Xiaomi Corp.	5.5%
XPeng, Inc.	5.2%
Hyundai Motor Co.	4.7%
Harmonic Drive Systems, Inc.	3.9%
Rainbow Robotics	3.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Humanoid Robotics ETF	PAGE 1	TSR-SAR-77926X650

Roundhill Innovation-100 0DTE Covered Call Strategy ETF
QDTE (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill Innovation-100 0DTE Covered Call Strategy ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$781,311,314
Number of Holdings	7
Portfolio Turnover	6%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

Security Type	(%)
Purchased Options	90.9%
Exchange Traded Funds	6.1%
Money Market Funds	2.3%
Written Options	0.0%
Cash & Other	0.7%

Top 10 Issuers	(%)
Nasdaq 100 Stock Index	90.9%
Roundhill Weekly T-Bill ETF	6.1%
First American Government Obligations Fund	2.3%
Nasdaq-1 Cll	0.0%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	PAGE 1	TSR-SAR-77926X304

Roundhill Magnificent Seven Covered Call ETF
MAGY (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill Magnificent Seven Covered Call ETF for the period of April 22, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Magnificent Seven Covered Call ETF	$14	0.70%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$15,318,620
Number of Holdings	4
Portfolio Turnover	186%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

Exchange Traded Funds (100.0%)
Money Market Funds (3.1%)
Purchased Options (0.0%)
Written Options (-0.5%)
Cash & Other (-2.6%)

Top 10 Issuers	(%)
Roundhill Magnificent Seven ETF	99.4%
First American Government Obligations Fund	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Magnificent Seven Covered Call ETF	PAGE 1	TSR-SAR-77926X668

Roundhill S&P 500 0DTE Covered Call Strategy ETF
XDTE (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill S&P 500 0DTE Covered Call Strategy ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill S&P 500 0DTE Covered Call Strategy ETF	$47	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$404,977,968
Number of Holdings	6
Portfolio Turnover	3%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
S&P 500 Index	91.0%
Roundhill Weekly T-Bill ETF	6.5%
First American Government Obligations Fund	2.2%

Security Type	(%)
Purchased Options	91.0%
Exchange Traded Funds	6.6%
Money Market Funds	2.2%
Written Options	0.0%
Cash & Other	0.2%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill S&P 500 0DTE Covered Call Strategy ETF	PAGE 1	TSR-SAR-77926X205

Roundhill S&P 500 Target 20 Managed Distribution ETF
XPAY (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill S&P 500 Target 20 Managed Distribution ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill S&P 500 Target 20 Managed Distribution ETF	$25	0.49%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$34,633,810
Number of Holdings	12
Portfolio Turnover	2%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
SPDR S&P 500 ETF Trust	98.1%
SPDR Portfolio S&P 500 ETF	1.6%
First American Government Obligations Fund	0.3%

Top Sectors	(%)
Cash & Other	100.0%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill S&P 500 Target 20 Managed Distribution ETF	PAGE 1	TSR-SAR-77926X858

Roundhill Russell 2000® 0DTE Covered Call Strategy ETF
RDTE (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill Russell 2000® 0DTE Covered Call Strategy ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF	$47	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$138,106,720
Number of Holdings	6
Portfolio Turnover	0%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
Russell 2000 Index	91.0%
Roundhill Weekly T-Bill ETF	8.6%
First American Government Obligations Fund	0.2%
Russell Cll	0.0%

Top Sectors	(%)
Finance and Insurance	0.0%
Cash & Other	100.0%
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF	PAGE 1	TSR-SAR-77926X825

Roundhill Uranium ETF
UX (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill Uranium ETF for the period of January 28, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Uranium ETF	$34	0.75%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,739,159
Number of Holdings	6
Portfolio Turnover	0%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Cash & Other	100.0%

Top 10 Issuers	(%)
Sprott Physical Uranium Trust	92.1%
Yellow Cake PLC	10.5%
First American Government Obligations Fund	2.8%
United States Treasury Bill*	126.5%
*	Held for cash and collateral management purposes.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Uranium ETF	PAGE 1	TSR-SAR-77926X684

Roundhill Weekly T-Bill ETF
WEEK (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill Weekly T-Bill ETF for the period of March 5, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Weekly T-Bill ETF	$6	0.19%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$107,072,153
Number of Holdings	15
Portfolio Turnover	0%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
First American Government Obligations Fund	0.0%
United States Treasury Bill*	107.6%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill Weekly T-Bill ETF	PAGE 1	TSR-SAR-77926X676

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Weekly T-Bill ETF	PAGE 2	TSR-SAR-77926X676

Roundhill AAPL WeeklyPay ETF
AAPW (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill AAPL WeeklyPay ETF for the period of February 18, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill AAPL WeeklyPay ETF	$32	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,802,336
Number of Holdings	5
Portfolio Turnover	13%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

U.S. Treasury Bills (129.4%)
Money Market Funds (30.5%)
Common Stocks (20.0%)
Total Return Swaps (-2.7%)
Cash & Other (-77.2%)

Top 10 Issuers	(%)
Apple, Inc.	119.6%
First American Government Obligations Fund	30.6%
United States Treasury Bill*	129.4%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill AAPL WeeklyPay ETF	PAGE 1	TSR-SAR-77926X791

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill AAPL WeeklyPay ETF	PAGE 2	TSR-SAR-77926X791

Roundhill AMZN WeeklyPay ETF
AMZW (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill AMZN WeeklyPay ETF for the period of June 17, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill AMZN WeeklyPay ETF	$3	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,526,273
Number of Holdings	5
Portfolio Turnover	0%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

U.S. Treasury Bills (104.7%)
Money Market Funds (39.4%)
Common Stocks (20.1%)
Total Return Swaps (1.9%)
Cash & Other (-66.1%)

Top 10 Issuers	(%)
Amazon.com, Inc.	120.0%
First American Government Obligations Fund	39.5%
United States Treasury Bill*	104.7%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill AMZN WeeklyPay ETF	PAGE 1	TSR-SAR-77926X775

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill AMZN WeeklyPay ETF	PAGE 2	TSR-SAR-77926X775

Roundhill BRKB WeeklyPay ETF
BRKW (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill BRKB WeeklyPay ETF for the period of June 17, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill BRKB WeeklyPay ETF	$3	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,997,207
Number of Holdings	5
Portfolio Turnover	1%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

U.S. Treasury Bills (105.0%)
Money Market Funds (34.8%)
Common Stocks (20.0%)
Total Return Swaps (-0.4%)
Cash & Other (-59.4%)

Top 10 Issuers	(%)
Berkshire Hathaway, Inc.	120.0%
First American Government Obligations Fund	34.8%
United States Treasury Bill*	105.0%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill BRKB WeeklyPay ETF	PAGE 1	TSR-SAR-77926X627

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill BRKB WeeklyPay ETF	PAGE 2	TSR-SAR-77926X627

Roundhill COIN WeeklyPay ETF
COIW (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill COIN WeeklyPay ETF for the period of February 18, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill COIN WeeklyPay ETF	$42	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$25,728,913
Number of Holdings	5
Portfolio Turnover	23%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

U.S. Treasury Bills (91.4%)
Total Return Swaps (13.9%)
Common Stocks (11.4%)
Money Market Funds (9.5%)
Cash & Other (-26.2%)

Top 10 Issuers	(%)
Coinbase Global, Inc.	120.2%
First American Government Obligations Fund	9.6%
United States Treasury Bill*	91.4%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill COIN WeeklyPay ETF	PAGE 1	TSR-SAR-77926X767

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill COIN WeeklyPay ETF	PAGE 2	TSR-SAR-77926X767

Roundhill HOOD WeeklyPay ETF
HOOW (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill HOOD WeeklyPay ETF for the period of June 17, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill HOOD WeeklyPay ETF	$4	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,560,937
Number of Holdings	4
Portfolio Turnover	0%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

Top 10 Issuers	(%)
Robinhood Markets, Inc.	117.5%
First American Government Obligations Fund	21.8%
United States Treasury Bill*	85.8%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill HOOD WeeklyPay ETF	PAGE 1	TSR-SAR-77926X635

Roundhill META WeeklyPay ETF
METW (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill META WeeklyPay ETF for the period of June 17, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill META WeeklyPay ETF	$3	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,060,558
Number of Holdings	5
Portfolio Turnover	0%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

U.S. Treasury Bills (122.3%)
Common Stocks (20.0%)
Money Market Funds (19.9%)
Total Return Swaps (4.3%)
Cash & Other (-66.5%)

Top 10 Issuers	(%)
Meta Platforms, Inc.	119.8%
First American Government Obligations Fund	19.9%
United States Treasury Bill*	122.4%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill META WeeklyPay ETF	PAGE 1	TSR-SAR-77926X742

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill META WeeklyPay ETF	PAGE 2	TSR-SAR-77926X742

Roundhill NFLX WeeklyPay ETF
NFLW (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill NFLX WeeklyPay ETF for the period of June 17, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill NFLX WeeklyPay ETF	$3	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,103,529
Number of Holdings	5
Portfolio Turnover	0%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

- U.S. Treasury Bills (122.1%)
- Money Market Funds (20.1%)
- Common Stocks (20.0%)
- Total Return Swaps (6.4%)
- Cash & Other (-68.6%)

Top 10 Issuers	(%)
Netflix, Inc.	119.7%
First American Government Obligations Fund	20.1%
United States Treasury Bill*	122.1%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill NFLX WeeklyPay ETF	PAGE 1	TSR-SAR-77926X643

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill NFLX WeeklyPay ETF	PAGE 2	TSR-SAR-77926X643

Roundhill NVDA WeeklyPay ETF
NVDW (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill NVDA WeeklyPay ETF for the period of February 18, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill NVDA WeeklyPay ETF	$38	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$18,087,328
Number of Holdings	5
Portfolio Turnover	10%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

U.S. Treasury Bills (107.3%)
Common Stocks (19.9%)
Money Market Funds (18.2%)
Total Return Swaps (16.3%)
Cash & Other (-61.7%)

Top 10 Issuers	(%)
NVIDIA Corp.	120.0%
First American Government Obligations Fund	18.2%
United States Treasury Bill*	107.3%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill NVDA WeeklyPay ETF	PAGE 1	TSR-SAR-77926X718

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill NVDA WeeklyPay ETF	PAGE 2	TSR-SAR-77926X718

Roundhill PLTR WeeklyPay ETF
PLTW (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill PLTR WeeklyPay ETF for the period of February 18, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill PLTR WeeklyPay ETF	$37	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$66,892,137
Number of Holdings	5
Portfolio Turnover	17%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

U.S. Treasury Bills (118.4%)
Common Stocks (19.4%)
Total Return Swaps (11.0%)
Money Market Funds (10.6%)
Cash & Other (-59.4%)

Top 10 Issuers	(%)
Palantir Technologies, Inc.	119.0%
First American Government Obligations Fund	10.5%
United States Treasury Bill*	118.4%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill PLTR WeeklyPay ETF	PAGE 1	TSR-SAR-77926X726

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill PLTR WeeklyPay ETF	PAGE 2	TSR-SAR-77926X726

Roundhill TSLA WeeklyPay ETF
TSLW (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Roundhill TSLA WeeklyPay ETF for the period of February 18, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill TSLA WeeklyPay ETF	$33	0.99%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$19,795,888
Number of Holdings	5
Portfolio Turnover	15%
Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

U.S. Treasury Bills (131.4%)
Common Stocks (20.1%)
Money Market Funds (11.3%)
Total Return Swaps (2.3%)
Cash & Other (-65.1%)

Top 10 Issuers	(%)
Tesla, Inc.	120.5%
First American Government Obligations Fund	11.3%
United States Treasury Bill*	131.4%
*	Held for cash and collateral management purposes.
MANAGED DISTRIBUTIONS
The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/.
Roundhill TSLA WeeklyPay ETF	PAGE 1	TSR-SAR-77926X692

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill TSLA WeeklyPay ETF	PAGE 2	TSR-SAR-77926X692

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Roundhill ETF Trust
Roundhill Bitcoin Covered Call Strategy ETF (YBTC)
Roundhill China Dragons ETF (DRAG)
Roundhill Daily 2X Long Magnificent Seven ETF (MAGX)
Roundhill Ether Covered Call Strategy ETF (YETH)
Roundhill GLP-1 & Weight Loss ETF (OZEM)
Roundhill Humanoid Robotics ETF (HUMN)
Roundhill Innovation-100 0DTE Covered Call Strategy ETF (QDTE)
Roundhill Magnificent Seven Covered Call ETF (MAGY)
Roundhill S&P 500 0DTE Covered Call Strategy ETF (XDTE)
Roundhill S&P 500 Target 20 Managed Distribution ETF (XPAY)
Roundhill Russell 2000 0DTE Covered Call Strategy ETF (RDTE)
Roundhill Uranium ETF (UX)
Roundhill Weekly T-Bill ETF (WEEK)
Financial Statements & Additional Information
June 30, 2025 (Unaudited)

ROUNDHILL BITCOIN COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 5.7%(a)
Call Options - 5.7%(b)(c)
Cboe Bitcoin U.S. ETF Index, Expiration: 07/18/2025; Exercise Price: $2,450.00	$149,660,933	587	$8,636,056
iShares Bitcoin Trust ETF, Expiration: 07/18/2025; Exercise Price: $59.00	76,512,500	12,500	4,250,000
TOTAL PURCHASED OPTIONS (Cost $12,797,402)			12,886,056
		Shares
SHORT-TERM INVESTMENTS - 187.1%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.25%(d)		1,179,123	1,179,122
		Par
U.S. Treasury Bills - 186.6%
4.21%, 07/01/2025(e)(f)		$212,527,000	212,527,000
4.19%, 07/31/2025(e)(f)		210,514,000	209,790,797
			422,317,797
TOTAL SHORT-TERM INVESTMENTS (Cost $423,496,919)			423,496,919
TOTAL INVESTMENTS - 192.8% (Cost $436,294,321)			$436,382,975
Liabilities in Excess of Other Assets - (92.8)%			(209,990,492)
TOTAL NET ASSETS - 100.0%			$226,392,483

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	The rate shown is the annualized effective yield as of June 30, 2025.
(f)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

1

ROUNDHILL BITCOIN COVERED CALL STRATEGY ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.0)%(a)(b)
Call Options - (0.4)%
Cboe Bitcoin U.S. ETF Index, Expiration: 07/03/2025; Exercise Price: $2,612.00	$(149,660,933)	(587)	$(701,330)
iShares Bitcoin Trust ETF, Expiration: 07/03/2025; Exercise Price: $63.00	(76,512,500)	(12,500)	(200,000)
Total Call Options			(901,330)
Put Options - (1.6)%
Cboe Bitcoin U.S. ETF Index, Expiration: 07/18/2025; Exercise Price: $2,450.00	(149,660,933)	(587)	(2,381,799)
iShares Bitcoin Trust ETF, Expiration: 07/18/2025; Exercise Price: $59.00	(76,512,500)	(12,500)	(1,262,500)
Total Put Options			(3,644,299)
TOTAL WRITTEN OPTIONS (Premiums received $9,814,756)			$(4,545,629)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$12,886,056	$—	$12,886,056
Money Market Funds	1,179,122	—	—	1,179,122
U.S. Treasury Bills	—	422,317,797	—	422,317,797
Total Investments	$1,179,122	$435,203,853	$—	$436,382,975
Liabilities:
Investments:
Written Options	$—	$(4,545,629)	$—	$(4,545,629)
Total Investments	$—	$(4,545,629)	$—	$(4,545,629)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

ROUNDHILL CHINA DRAGONS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 38.3%
Auto Manufacturers - 6.0%
BYD Co. Ltd. - ADR	19,491	$1,828,256
Internet - 27.4%(a)
Alibaba Group Holding Ltd. - ADR	19,306	2,189,493
Meituan - ADR(b)	72,583	2,335,721
PDD Holdings, Inc. - ADR(b)	20,098	2,103,457
Tencent Holdings Ltd. - ADR	26,915	1,736,017
		8,364,688
Telecommunications - 4.9%
Xiaomi Corp. - ADR(b)	39,010	1,504,616
TOTAL COMMON STOCKS (Cost $12,760,912)		11,697,560
SHORT-TERM INVESTMENTS - 121.6%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.25%(c)	109,319	109,319
	Par
U.S. Treasury Bills - 121.2%
4.22%, 07/01/2025(d)(e)	$19,054,000	19,054,000
4.19%, 07/31/2025(d)(e)	18,044,000	17,982,011
		37,036,011
TOTAL SHORT-TERM INVESTMENTS (Cost $37,145,330)		37,145,330
TOTAL INVESTMENTS - 159.9% (Cost $49,906,242)		$48,842,890
Liabilities in Excess of Other Assets - (59.9)%		(18,296,779)
TOTAL NET ASSETS - 100.0%		$30,546,111

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	The rate shown is the annualized effective yield as of June 30, 2025.
(e)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

3

ROUNDHILL CHINA DRAGONS ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alibaba Group Holding Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	$5,751,702	$(133,953)
BYD Co. Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	6,081,804	337,636
Meituan	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	5,231,760	(1,436,075)
PDD Holdings, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	5,788,745	(1,055,100)
Tencent Holdings Ltd.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	6,672,396	43,879
Xiaomi Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	11/04/2025	7,972,033	1,936,482
Net Unrealized Appreciation (Depreciation)							$(307,131)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$11,697,560	$—	$—	$11,697,560
Money Market Funds	109,319	—	—	109,319
U.S. Treasury Bills	—	37,036,011	—	37,036,011
Total Investments	$11,806,879	$37,036,011	$—	$48,842,890
Other Financial Instruments:
Total Return Swaps*	$—	$2,317,997	$—	$2,317,997
Total Other Financial Instruments	$—	$2,317,997	$—	$2,317,997
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(2,625,128)	$—	$(2,625,128)
Total Other Financial Instruments	$—	$(2,625,128)	$—	$(2,625,128)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)

China	$9,594,103	31.4%
Ireland	2,103,457	6.9
United States	37,145,330	121.6
Liabilities in Excess of Other Assets	(18,296,779)	(59.9)
	$30,546,111	100.0%

The accompanying notes are an integral part of these financial statements.

4

ROUNDHILL DAILY 2X LONG MAGNIFICENT SEVEN ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 0.0%(a)
Roundhill Magnificent Seven ETF	11	$611
TOTAL EXCHANGE TRADED FUNDS (Cost $484)		611
SHORT-TERM INVESTMENTS - 155.9%
Money Market Funds - 19.0%
First American Government Obligations Fund - Class X, 4.23%(b)	14,188,152	14,188,151
	Par
U.S. Treasury Bills - 136.9%
4.22%, 07/01/2025(c)(d)	$51,145,000	51,145,000
4.19%, 07/31/2025(c)(d)	51,124,000	50,948,368
		102,093,368
TOTAL SHORT-TERM INVESTMENTS (Cost $116,281,519)		116,281,519
TOTAL INVESTMENTS - 155.9% (Cost $116,282,003)		$116,282,130
Liabilities in Excess of Other Assets - (55.9)%		(41,675,318)
TOTAL NET ASSETS - 100.0%		$74,606,812

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	The rate shown is the annualized effective yield as of June 30, 2025.
(d)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

5

Roundhill Daily 2X Long Magnificent Seven ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Roundhill Magnificent Seven ETF*	Goldman Sachs	Receive	OBFR + 1.20%	Termination	01/12/2026	$1,123,378	$(45,341)
Roundhill Magnificent Seven ETF*	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Termination	05/26/2026	296,899,403	15,850,093
Net Unrealized Appreciation (Depreciation)							$15,804,752

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.
*	Affiliated Swap contract (Note 2).

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$611	$—	$—	$611
Money Market Funds	14,188,151	—	—	14,188,151
U.S. Treasury Bills	—	102,093,368	—	102,093,368
Total Investments	$14,188,762	$102,093,368	$—	$116,282,130
Other Financial Instruments:
Total Return Swaps*	$—	$15,850,093	$—	$15,850,093
Total Other Financial Instruments	$—	$15,850,093	$—	$15,850,093
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(45,341)	$—	$(45,341)
Total Other Financial Instruments	$—	$(45,341)	$—	$(45,341)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

6

ROUNDHILL ETHER COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 5.9%(a)
Call Options - 5.9%(b)(c)
iShares Ethereum Trust ETF, Expiration: 07/18/2025; Exercise Price: $19.00	$23,837,500	12,500	$1,325,000
Proshares Ether Strategy ETF, Expiration: 07/18/2025; Exercise Price: $45.00	10,582,129	2,291	641,320
TOTAL PURCHASED OPTIONS (Cost $2,662,178)			1,966,320
		Shares
SHORT-TERM INVESTMENTS - 176.4%
Money Market Funds - 12.1%
First American Government Obligations Fund - Class X, 4.25%(d)		4,012,751	4,012,750
		Par
U.S. Treasury Bills - 164.3%
4.17%, 07/01/2025(e)(f)		$27,040,000	27,040,000
4.19%, 07/31/2025(e)(f)		27,567,000	27,472,296
			54,512,296
TOTAL SHORT-TERM INVESTMENTS (Cost $58,525,046)			58,525,046
TOTAL INVESTMENTS - 182.3% (Cost $61,187,224)			$60,491,366
Liabilities in Excess of Other Assets - (82.3)%			(27,310,716)
TOTAL NET ASSETS - 100.0%			$33,180,650

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	The rate shown is the annualized effective yield as of June 30, 2025.
(f)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

7

ROUNDHILL ETHER COVERED CALL STRATEGY ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.8)%(a)(b)
Call Options - (2.1)%
iShares Ethereum Trust ETF, Expiration: 07/03/2025; Exercise Price: $19.00	$(23,837,500)	(12,500)	$(518,750)
Proshares Ether Strategy ETF, Expiration: 07/03/2025; Exercise Price: $45.63	(10,582,129)	(2,291)	(178,584)
Total Call Options			(697,334)
Put Options - (5.7)%
iShares Ethereum Trust ETF, Expiration: 07/18/2025; Exercise Price: $19.00	(23,837,500)	(12,500)	(1,312,500)
Proshares Ether Strategy ETF, Expiration: 07/18/2025; Exercise Price: $45.00	(10,582,129)	(2,291)	(570,115)
Total Put Options			(1,882,615)
TOTAL WRITTEN OPTIONS (Premiums received $2,861,646)			$(2,579,949)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,966,320	$—	$1,966,320
Money Market Funds	4,012,750	—	—	4,012,750
U.S. Treasury Bills	—	54,512,296	—	54,512,296
Total Investments	$4,012,750	$56,478,616	$—	$60,491,366
Liabilities:
Investments:
Written Options	$—	$(2,579,949)	$—	$(2,579,949)
Total Investments	$—	$(2,579,949)	$—	$(2,579,949)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

8

ROUNDHILL GLP-1 & WEIGHT LOSS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Biotechnology - 33.9%(a)
Altimmune, Inc.(b)(c)	175,707	$679,986
Amgen, Inc.	3,807	1,062,953
Biohaven Ltd.(b)	39,140	552,265
Gilead Sciences, Inc.	5,935	658,014
Gubra AS	9,562	699,871
Innovent Biologics, Inc.(b)(d)	133,500	1,333,299
Metsera, Inc.(b)(c)	40,528	1,153,022
Regeneron Pharmaceuticals, Inc.	1,582	830,550
Scholar Rock Holding Corp.(b)	20,770	735,673
Structure Therapeutics, Inc. - ADR(b)(c)	61,732	1,280,322
Terns Pharmaceuticals, Inc.(b)	227,847	849,869
Viking Therapeutics, Inc.(b)(c)	53,514	1,418,121
		11,253,945
Pharmaceuticals - 65.3%(a)
AstraZeneca PLC - ADR	16,305	1,139,393
Chugai Pharmaceutical Co. Ltd.	29,500	1,536,831
CSPC Pharmaceutical Group Ltd.	622,000	610,115
Eli Lilly & Co.	6,948	5,416,174
Hanmi Pharm Co. Ltd.	4,809	1,019,098
Novo Nordisk AS - ADR(c)	87,953	6,070,516
Pfizer, Inc.	56,319	1,365,173
Roche Holding AG	5,222	1,695,182
Shionogi & Co. Ltd.	34,300	615,973
United Laboratories International Holdings Ltd.	326,000	623,760
Zealand Pharma AS(b)	28,213	1,574,491
		21,666,706
TOTAL COMMON STOCKS (Cost $37,466,520)		32,920,651
	Units
SHORT-TERM INVESTMENTS - 22.6%
Investments Purchased with Proceeds from Securities Lending - 22.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(e)	7,398,369	7,398,369
	Shares
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25%(e)	120,589	120,589
TOTAL SHORT-TERM INVESTMENTS (Cost $7,518,958)		7,518,958
TOTAL INVESTMENTS - 121.8% (Cost $44,985,478)		$40,439,609
Liabilities in Excess of Other Assets - (21.8)%		(7,243,177)
TOTAL NET ASSETS - 100.0%		$33,196,432

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $7,266,284.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $1,333,299 or 4.0% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

ROUNDHILL GLP-1 & WEIGHT LOSS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$32,920,651	$—	$—	$32,920,651
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,398,369
Money Market Funds	120,589	—	—	120,589
Total Investments	$33,041,240	$—	$—	$40,439,609

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,398,369 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)

Denmark	$8,344,878	25.2%
Japan	2,152,804	6.5
China	1,943,414	5.8
Switzerland	1,695,182	5.1
United Kingdom	1,139,393	3.4
South Korea	1,019,098	3.1
Hong Kong	623,760	1.9
United States	23,521,080	70.8
Liabilities in Excess of Other Assets	(7,243,177)	(21.8)
	$33,196,432	100.0%

The accompanying notes are an integral part of these financial statements.

10

ROUNDHILL HUMANOID ROBOTICS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace/Defense - 1.1%
Kawasaki Heavy Industries Ltd.	600	$45,277
Auto Manufacturers - 28.2%(a)
Bayerische Motoren Werke AG	731	64,751
Honda Motor Co. Ltd.	5,100	49,236
Hyundai Motor Co.	1,334	201,148
Mercedes-Benz Group AG	1,445	84,285
Tesla, Inc.(b)	1,632	518,421
Toyota Motor Corp.	3,400	58,681
XPeng, Inc. - ADR(b)	12,359	220,979
		1,197,501
Auto Parts & Equipment - 1.7%
Mobileye Global, Inc. - Class A(b)	4,080	73,358
Electronics - 5.2%
ABB Ltd.	1,241	73,702
NIDEC CORP	3,400	66,025
RoboSense Technology Co. Ltd.(b)	19,900	81,755
		221,482
Internet - 6.3%
Alphabet, Inc. - Class A	510	89,877
Amazon.com, Inc.(b)	408	89,511
Meta Platforms, Inc. - Class A	119	87,833
		267,221
Machinery-Diversified - 35.6%(a)
Doosan Robotics, Inc.(b)	2,226	109,024
FANUC Corp.	3,400	92,741
Harmonic Drive Systems, Inc.	8,500	164,768
Hexagon AB - Class B	15,504	154,806
Leader Harmonious Drive Systems Co. Ltd. - Class A	6,174	107,609
Nabtesco Corp.	8,500	151,911
Rainbow Robotics(b)	779	161,907
Shenzhen Dobot Corp. Ltd.(b)	34,000	253,159
UBTech Robotics Corp. Ltd.(b)	30,100	317,871
		1,513,796
Semiconductors - 14.6%
Advanced Micro Devices, Inc.(b)	510	72,369
NVIDIA Corp.	2,244	354,530
Ouster, Inc.(b)	2,958	71,731
QUALCOMM, Inc.	306	48,734
Teradyne, Inc.	799	71,846
		619,210
Telecommunications - 6.6%
SoftBank Group Corp.	600	43,677
Xiaomi Corp. - Class B(b)(c)	30,800	235,218
		278,895
TOTAL COMMON STOCKS (Cost $4,231,470)		4,216,740

	Shares	Value
SHORT-TERM INVESTMENTS - 8.1%
Money Market Funds - 8.1%
First American Government Obligations Fund - Class X, 4.25%(d)	342,414	$342,413
TOTAL SHORT-TERM INVESTMENTS (Cost $342,414)		342,413
TOTAL INVESTMENTS - 107.4% (Cost $4,573,884)		$4,559,153
Liabilities in Excess of Other Assets - (7.4)%		(313,571)
TOTAL NET ASSETS - 100.0%		$4,245,582

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $235,218 or 5.5% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

11

ROUNDHILL HUMANOID ROBOTICS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$4,216,740	$—	$—	$4,216,740
Money Market Funds	342,413	—	—	342,413
Total Investments	$4,559,153	$—	$—	$4,559,153

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

12

ROUNDHILL INNOVATION-100 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 90.9%(a)
Call Options - 90.9%
Nasdaq 100 Stock Index(b)(c)
Expiration: 09/19/2025; Exercise Price: $1,850.10	$201,843,189	89	$185,278,509
Expiration: 12/19/2025; Exercise Price: $2,416.81	222,254,298	98	198,689,348
Expiration: 03/20/2026; Exercise Price: $1,947.25	149,681,466	66	136,972,896
Expiration: 06/18/2026; Exercise Price: $2,177.00	208,646,892	92	188,938,496
TOTAL PURCHASED OPTIONS (Cost $639,597,845)			709,879,249
		Shares
EXCHANGE TRADED FUNDS - 6.1%
Roundhill Weekly T-Bill ETF(e)		479,558	47,984,574
TOTAL EXCHANGE TRADED FUNDS (Cost $47,974,983)			47,984,574
SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
First American Government Obligations Fund - Class X, 4.25%(d)		18,207,667	18,207,667
TOTAL SHORT-TERM INVESTMENTS (Cost $18,207,667)			18,207,667
TOTAL INVESTMENTS - 99.3% (Cost $705,780,495)			$776,071,490
Other Assets in Excess of Liabilities - 0.7%			5,268,542
TOTAL NET ASSETS - 100.0%			$781,340,032

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	Affiliated security (Note 2).
The accompanying notes are an integral part of these financial statements.

13

ROUNDHILL INNOVATION-100 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$709,879,249	$—	$709,879,249
Exchange Traded Funds	47,984,574	—	—	47,984,574
Money Market Funds	18,207,667	—	—	18,207,667
Total Investments	$66,192,241	$709,879,249	$—	$776,071,490

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

14

Roundhill Magnificent Seven Covered Call ETF
Schedule of Investments
June 30, 2025 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 100.0%
Roundhill Magnificent Seven ETF(a)(b)(h)		276,000	$15,309,721
TOTAL EXCHANGE TRADED FUNDS (Cost $14,057,809)			15,309,721
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(c)
Call Options - 0.0%(d)
Roundhill Magnificent Seven ETF, Expiration: 07/03/2025; Exercise Price: $55.78(e)(f)(h)	$133,128	24	696
TOTAL PURCHASED OPTIONS (Cost $704)			696
		Shares
SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 4.23%(g)		477,337	477,337
TOTAL SHORT-TERM INVESTMENTS (Cost $477,337)			477,337
TOTAL INVESTMENTS - 103.1% (Cost $14,535,850)			$15,787,754
Liabilities in Excess of Other Assets - (3.1)%			(469,134)
TOTAL NET ASSETS - 100.0%			$15,318,620

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(h)	Affiliated security (Note 2).
The accompanying notes are an integral part of these financial statements.

15

ROUNDHILL MAGNIFICENT SEVEN COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%
Call Options - (0.5)%
Roundhill Magnificent Seven ETF, Expiration: 07/03/2025; Exercise Price: $55.78(a)(b)(c)	$(15,442,848)	(2,784)	$(80,736)
TOTAL WRITTEN OPTIONS (Premiums received $102,091)			$(80,736)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Affiliated security (Note 2).

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$15,309,721	$—	$—	$15,309,721
Purchased Options	—	696	—	696
Money Market Funds	477,337	—	—	477,337
Total Investments	$15,787,058	696	—	$15,787,754
Liabilities:
Investments:
Written Options	$—	(80,736)	—	$(80,736)
Total Investments	$—	(80,736)	—	$(80,736)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

16

ROUNDHILL S&P 500 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 91.0%(a)
Call Options - 91.0%
S&P 500 Index(b)(c)
Expiration: 09/19/2025; Exercise Price: $540.50	$121,617,020	196	$110,809,260
Expiration: 12/19/2025; Exercise Price: $607.91	248,818,495	401	223,705,248
Expiration: 06/18/2026; Exercise Price: $600.00	37,850,195	61	34,020,355
TOTAL PURCHASED OPTIONS (Cost $346,059,619)			368,534,863
		Shares
EXCHANGE TRADED FUNDS - 6.6%
Roundhill Weekly T-Bill ETF(e)		264,576	26,473,475
TOTAL EXCHANGE TRADED FUNDS (Cost $26,468,183)			26,473,475
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class X, 4.25%(d)		9,053,647	9,053,647
TOTAL SHORT-TERM INVESTMENTS (Cost $9,053,647)			9,053,647
TOTAL INVESTMENTS - 99.8% (Cost $381,581,449)			$404,061,985
Other Assets in Excess of Liabilities - 0.2%			929,143
TOTAL NET ASSETS - 100.0%			$404,991,128

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	Affiliated security (Note 2).
The accompanying notes are an integral part of these financial statements.

17

ROUNDHILL S&P 500 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$368,534,863	$—	$368,534,863
Exchange Traded Funds	26,473,475	—	—	26,473,475
Money Market Funds	9,053,647	—	—	9,053,647
Total Investments	$35,527,122	$368,534,863	$—	$404,061,985

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

18

ROUNDHILL S&P 500 TARGET 20 MANAGED DISTRIBUTION ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.7%(a)
Call Options - 99.7%(b)(c)
SPDR Portfolio S&P 500 ETF
Expiration: 11/21/2025; Exercise Price: $0.01	$268,953	37	$267,742
Expiration: 12/03/2025; Exercise Price: $0.01	130,842	18	130,246
Expiration: 02/11/2026; Exercise Price: $0.01	159,918	22	158,670
Expiration: 03/12/2026; Exercise Price: $0.01	7,269	1	7,214
SPDR S&P 500 ETF Trust
Expiration: 11/21/2025; Exercise Price: $0.01	4,139,595	67	4,125,243
Expiration: 12/03/2025; Exercise Price: $0.01	2,903,895	47	2,894,098
Expiration: 02/11/2026; Exercise Price: $0.01	10,627,020	172	10,569,376
Expiration: 03/12/2026; Exercise Price: $0.01	8,340,975	135	8,300,356
Expiration: 04/08/2026; Exercise Price: $0.01	1,112,130	18	1,104,091
Expiration: 05/13/2026; Exercise Price: $0.01	1,668,195	27	1,657,172
Expiration: 06/10/2026; Exercise Price: $0.01	5,375,295	87	5,342,714
TOTAL PURCHASED OPTIONS (Cost $32,749,583)			34,556,922
		Shares
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25%(d)		88,507	$88,507
TOTAL SHORT-TERM INVESTMENTS (Cost $88,507)			88,507
TOTAL INVESTMENTS - 100.0% (Cost $32,838,090)			$34,645,429
Other Assets in Excess of Other Assets - (0.0)%(e)			(11,619)
TOTAL NET ASSETS - 100.0%			$34,633,810

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

19

ROUNDHILL S&P 500 TARGET 20 MANAGED DISTRIBUTION ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$34,556,922	$—	$34,556,922
Money Market Funds	88,507	—	—	88,507
Total Investments	$88,507	$34,556,922	$—	$34,645,429

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

20

ROUNDHILL RUSSELL 2000 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 91.1%(a)
Call Options - 91.1%
Russell 2000 Index(b)(c)
Expiration: 09/19/2025; Exercise Price: $210.50	$65,251,050	300	$58,833,276
Expiration: 12/19/2025; Exercise Price: $241.92	64,816,043	298	57,386,876
Expiration: 03/20/2026; Exercise Price: $188.51	10,440,168	48	9,486,799
TOTAL PURCHASED OPTIONS (Cost $130,023,238)			125,706,951
		Shares
EXCHANGE TRADED FUNDS - 8.6%
Roundhill Weekly T-Bill ETF(e)		118,679	11,875,021
TOTAL EXCHANGE TRADED FUNDS (Cost $11,872,647)			11,875,021
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.25%(d)		345,157	345,157
TOTAL SHORT-TERM INVESTMENTS (Cost $345,157)			345,157
TOTAL INVESTMENTS - 99.9% (Cost $142,241,042)			$137,927,129
Other Assets in Excess of Liabilities - 0.1%			186,051
TOTAL NET ASSETS - 100.0%			$138,113,180

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	Affiliated security (Note 2).
The accompanying notes are an integral part of these financial statements.

21

ROUNDHILL RUSSELL 2000 0DTE COVERED CALL STRATEGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$125,706,951	$—	$125,706,951
Exchange Traded Funds	11,875,021	—	—	11,875,021
Money Market Funds	345,157	—	—	345,157
Total Investments	$12,220,178	$125,706,951	$—	$137,927,129

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

22

ROUNDHILL URANIUM ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
CLOSED END INVESTMENT TRUSTS - 20.5%
Sprott Physical Uranium Trust(a)	19,254	$356,007
TOTAL CLOSED END INVESTMENT TRUSTS (Cost $287,094)		356,007
SHORT-TERM INVESTMENTS - 129.3%
Money Market Funds - 2.8%
First American Government Obligations Fund - Class X, 4.25%(b)	48,699	48,699
	Par
U.S. Treasury Bills - 126.5%
4.22%, 07/01/2025(c)(d)	$1,102,000	1,102,000
4.19%, 07/31/2025(c)(d)	1,102,000	1,098,214
		2,200,214
TOTAL SHORT-TERM INVESTMENTS (Cost $2,248,913)		2,248,913
TOTAL INVESTMENTS - 149.8% (Cost $2,536,007)		$2,604,920
Liabilities in Excess of Liabilities - (49.8)%		(865,761)
TOTAL NET ASSETS - 100.0%		$1,739,159

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	The rate shown is the annualized effective yield as of June 30, 2025.
(d)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

23

ROUNDHILL URANIUM ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Sprott Physical Uranium Trust	Nomura Securities International, Inc.	Receive	OBFR + 3.00%	Termination	03/02/2026		$1,246,078	$212,237
Yellow Cake PLC	Nomura Securities International, Inc.	Receive	SONIA + 3.00%	Termination	03/02/2026	GBP	132,773	21,016
Net Unrealized Appreciation (Depreciation)								$233,253

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
Notional Amount is in USD unless otherwise indicated.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.
SONIA - Sterling Overnight Index Average was 4.46% as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Closed End Investment Trusts	$356,007	$—	$—	$356,007
Money Market Funds	48,699	—	—	48,699
U.S. Treasury Bills	—	2,200,214	—	2,200,214
Total Investments	$404,706	$2,200,214	$—	$2,604,920
Other Financial Instruments:
Total Return Swaps*	$233,253	$—	$—	$233,253
Total Other Financial Instruments	$233,253	$—	$—	$233,253

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

24

ROUNDHILL WEEKLY T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 107.6%
Money Market Funds - 0.0%(a)
First American Government Obligations Fund - Class X, 4.25%(b)	899	$899
	Par
U.S. Treasury Bills - 107.6%
4.22%, 07/01/2025(c)	$8,267,000	8,267,000
4.22%, 07/08/2025(c)	8,239,000	8,232,294
4.22%, 07/15/2025(c)	8,239,000	8,225,581
4.23%, 07/22/2025(c)	8,239,000	8,218,869
4.23%, 07/29/2025(c)	8,267,000	8,240,092
4.25%, 08/05/2025(c)	8,246,000	8,212,258
4.30%, 08/12/2025(c)	8,245,000	8,204,091
4.29%, 08/19/2025(c)	8,351,000	8,302,799
4.26%, 08/26/2025(c)	8,354,000	8,299,216
4.26%, 09/02/2025(c)	8,333,000	8,271,539
4.27%, 09/09/2025(c)	8,354,000	8,285,368
4.26%, 09/16/2025(c)	8,286,000	8,211,302
4.21%, 09/23/2025(c)	8,197,000	8,117,281
4.30%, 09/30/2025(c)	8,253,000	8,165,432
		115,253,122
TOTAL SHORT-TERM INVESTMENTS (Cost $115,253,990)		115,254,021
TOTAL INVESTMENTS - 107.6% (Cost $115,253,990)		$115,254,021
Liabilities in Excess of Other Assets - (7.6)%		(8,181,868)
TOTAL NET ASSETS - 100.0%		$107,072,153

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

25

ROUNDHILL WEEKLY T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$899	$—	$—	$899
U.S. Treasury Bills	—	115,253,122	—	115,253,122
Total Investments	$899	$115,253,122	$—	$115,254,021

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

26

ROUNDHILL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	Roundhill Bitcoin Covered Call Strategy ETF	Roundhill China Dragons ETF	Roundhill Daily 2X Long Magnificent Seven ETF	Roundhill Ether Covered Call Strategy ETF	Roundhill GLP-1 & Weight Loss ETF
ASSETS:
Investments, at value	$436,382,975	$48,842,890	$116,282,130	$60,491,366	$40,439,609
Deposit at broker for option contracts	4,489,466	—	—	2,750,330	—
Dividends receivable	28,848	54,556	15,892	12,806	117,607
Unrealized appreciation on swap contracts*	—	2,317,997	15,850,093	—	—
Receivable for investments sold	—	2,214,380	—	—	—
Dividend tax reclaims receivable	—	—	—	—	46,538
Security lending income receivable	—	—	—	—	8,405
Cash	—	—	17,630,000	—	—
Total assets	440,901,289	53,429,823	149,778,115	63,254,502	40,612,159
LIABILITIES:
Written option contracts, at value	4,545,629	—	—	2,579,949	—
Unrealized depreciation of swap contracts*	—	2,625,128	45,341	—	—
Payable for investments purchased	209,790,797	18,715,961	74,154,943	27,472,296	—
Payable to adviser	172,380	15,305	54,120	21,607	17,358
Payable for swap contracts	—	—	916,899	—	—
Payable for capital shares redeemed	—	1,527,318	—	—	—
Payable upon return of securities loaned	—	—	—	—	7,398,369
Total liabilities	214,508,806	22,883,712	75,171,303	30,073,852	7,415,727
NET ASSETS	$ 226,392,483	$30,546,111	$74,606,812	$33,180,650	$33,196,432
Net Assets Consists of:
Paid-in capital	$235,847,473	$34,813,539	$67,040,501	$51,150,548	$39,160,707
Total distributable earnings/ (accumulated losses)	(9,454,990)	(4,267,428)	7,566,311	(17,969,898)	(5,964,275)
Total net assets	$ 226,392,483	$30,546,111	$74,606,812	$33,180,650	$33,196,432
Net assets	$226,392,483	$30,546,111	$74,606,812	$33,180,650	$33,196,432
Shares issued and outstanding(a)	4,870,000	1,200,000	1,750,000	1,340,000	1,320,000
Net asset value per share	$46.49	$25.46	$42.63	$24.76	$25.15
Cost:
Investments, at cost	$436,294,321	$49,906,242	$116,282,003	$61,187,224	$44,985,478
Proceeds:
Written options premium received	$9,814,756	$—	$—	$2,861,646	$—
Loaned Securities:
at value (included in investments)	$—	$—	$—	$—	$7,266,284

(a)	Unlimited shares authorized without par value.
*	Affiliated swap held in the Roundhill Daily 2X Long Magnificent Seven ETF (Note 2).
The accompanying notes are an integral part of these financial statements.

27

ROUNDHILL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)(Continued)

	Roundhill Humanoid Robotics ETF	Roundhill Innovation-100 0DTE Covered Call Strategy ETF	Roundhill Magnificent Seven Covered Call ETF	Roundhill S&P 500 0DTE Covered Call Strategy ETF	Roundhill S&P 500 Target 20 Managed Distribution ETF
ASSETS:
Investments in unaffiliated securities, at value	$4,559,153	$728,086,916	$477,337	$377,588,510	$34,645,429
Investments in affiliated securities, at value	—	47,984,574	15,310,417	26,473,475	—
Receivable for fund shares sold	1,390,932	709,660	—	—	—
Receivable for investments sold	40,013	2,441,798	668,641	308,221	—
Dividends receivable	116	62,430	399	35,174	379
Dividend tax reclaims receivable	7	—	—	—	—
Deposit at broker for option contracts	—	2,649,283	870	896,513	893
Total assets	5,990,221	781,934,661	16,457,664	405,301,893	34,646,701
LIABILITIES:
Written option contracts, at value	—	—	80,736	—	—
Payable for investments purchased	1,744,619	—	618,896	—	—
Payable to adviser	20	594,629	5,966	310,765	12,891
Payable to custodian	—	—	433,446	—	—
Total liabilities	1,744,639	594,629	1,139,044	310,765	12,891
NET ASSETS	$ 4,245,582	$781,340,032	$15,318,620	$404,991,128	$34,633,810
Net Assets Consists of:
Paid-in capital	$4,260,614	$864,006,853	$15,007,730	$455,238,278	$35,423,934
Total distributable earnings/ (accumulated losses)	(15,032)	(82,666,821)	310,890	(50,247,150)	(790,124)
Total net assets	$ 4,245,582	$781,340,032	$15,318,620	$404,991,128	$34,633,810
Net assets	$4,245,582	$781,340,032	$15,318,620	$404,991,128	$34,633,810
Shares issued and outstanding(a)	170,000	22,010,000	270,000	9,165,000	640,000
Net asset value per share	$24.97	$35.50	$56.72	$44.19	$54.12
Cost:
Investments in unaffiliated securities, at cost	$4,573,884	$657,805,512	$477,337	$355,113,266	$32,838,090
Investments in affiliated securities, at cost	—	47,974,983	14,058,513	26,468,183	—
Proceeds:
Written options premium received	$—	$—	$102,091	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

28

ROUNDHILL ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)(Continued)

	Roundhill Russell 2000 0DTE Covered Call Strategy ETF	Roundhill Uranium ETF	Roundhill Weekly T-Bill ETF
ASSETS:
Investments in unaffiliated securities, at value	$126,052,108	$2,604,920	$115,254,021
Investments in affiliated securities, at value	11,875,021	—	—
Receivable for investments sold	186,320	—	—
Deposit at broker for option contracts	99,651	—	—
Dividends receivable	5,683	203	50
Unrealized appreciation on swap contracts	—	233,253	—
Total assets	138,218,783	2,838,376	115,254,071
LIABILITIES:
Payable to adviser	105,603	1,003	16,517
Payable for investments purchased	—	1,098,214	8,165,401
Total liabilities	105,603	1,099,217	8,181,918
NET ASSETS	$138,113,180	$1,739,159	$107,072,153
Net Assets Consists of:
Paid-in capital	$171,729,951	$1,434,884	$107,023,504
Total distributable earnings/(accumulated losses)	(33,616,771)	304,275	48,649
Total net assets	$138,113,180	$1,739,159	$107,072,153
Net assets	$138,113,180	$1,739,159	$107,072,153
Shares issued and outstanding(a)	4,040,000	60,000	1,070,000
Net asset value per share	$34.18	$28.99	$100.07
Cost:
Investments in unaffiliated securities, at cost	$130,368,395	$2,536,007	$115,253,990
Investments in affiliated securities, at cost	11,872,647	—	—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

29

ROUNDHILL ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2025 (Unaudited)

	Roundhill Bitcoin Covered Call Strategy ETF (Consolidated)	Roundhill China Dragons ETF	Roundhill Daily 2X Long Magnificent Seven ETF	Roundhill Ether Covered Call Strategy ETF	Roundhill GLP-1 & Weight Loss ETF
INVESTMENT INCOME:
Dividend income	$79,633	$120,373	$53,315	$40,616	$470,047
Less: Dividend withholding taxes	—	(2,127)	—	—	(45,527)
Less: Issuance fees	—	(7,863)	—	—	(1,537)
Interest income	3,135,672	501,175	1,117,864	423,319	—
Securities lending income	—	—	—	—	14,207
Total investment income	3,215,305	611,558	1,171,179	463,935	437,190
EXPENSES:
Investment advisory fee	746,597	106,894	287,195	107,949	108,586
Income tax expense	—	—	223	—	—
Total expenses	746,597	106,894	287,418	107,949	108,586
Expense reimbursement by Adviser	—	—	(2,559)	—	—
Net expenses	746,597	106,894	284,859	107,949	108,586
NET INVESTMENT INCOME	2,468,708	504,664	886,320	355,986	328,604
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(19,813,717)	(678,218)	8,143,231	3,221,930	(439,394)
Written option contracts expired or closed	33,560,420	—	—	(14,631,105)	—
Securities sold short	(46)	—	—	—	—
Swap contracts	—	(2,102,371)	(14,010,102)	—	—
Foreign currency translation	—	1,930	—	—	(16,303)
Net realized gain (loss)	13,746,657	(2,778,659)	(5,866,871)	(11,409,175)	(455,697)
Net change in unrealized appreciation (depreciation) on:
Investments	4,719,602	1,404,476	127	(1,100,561)	1,208,032
Written option contracts	7,165,193	—	—	901,716	—
Swap contracts	—	8,134,505	8,045,750	—	—
Foreign currency translation	—	—	—	—	1,917
Net change in unrealized appreciation (depreciation)	11,884,795	9,538,981	8,045,877	(198,845)	1,209,949
Net realized and unrealized gain (loss)	25,631,452	6,760,322	2,179,006	(11,608,020)	754,252
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,100,160	$7,264,986	$3,065,326	$(11,252,034)	$1,082,856

The accompanying notes are an integral part of these financial statements.

30

ROUNDHILL ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	Roundhill Humanoid Robotics ETF(a)	Roundhill Innovation-100 0DTE Covered Call Strategy ETF	Roundhill Magnificent Seven Covered Call ETF(b)	Roundhill S&P 500 0DTE Covered Call Strategy ETF	Roundhill S&P 500 Target 20 Managed Distribution ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$191	$1,079,648	$565	$564,104	$1,762
Dividend income from affiliated securities	—	302,438	—	166,857	—
Less: Dividend withholding taxes	(14)	—	—	—	—
Total investment income	177	1,382,086	565	730,961	1,762
EXPENSES:
Investment advisory fee	20	3,413,491	14,307	1,775,949	53,906
Interest expense	—	195	14	170	8
Total expenses	20	3,413,686	14,321	1,776,119	53,914
Expense reimbursement by Adviser	—	—	(4,191)	—	—
Net expenses	20	3,413,686	10,130	1,776,119	53,914
NET INVESTMENT INCOME/(LOSS)	157	(2,031,600)	(9,565)	(1,045,158)	(52,152)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Unaffiliated investments	(151)	21,692,292	703	4,559,108	(76,388)
Affiliated investments	—	—	(484,954)	—	—
Written option contracts expired or closed	—	(13,737,534)	(22,488)	(14,112,255)	—
Foreign currency translation	(32)	—	—	—	—
Net realized gain (loss)	(183)	7,954,758	(506,739)	(9,553,147)	(76,388)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(14,731)	30,359,412	1,251,904	12,705,705	1,882,447
Affiliated investments	—	9,591	—	5,292	—
Written option contracts	—	360,069	21,355	308,221	—
Foreign currency translation	(275)	—	—	—	—
Net change in unrealized appreciation (depreciation)	(15,006)	30,729,072	1,273,259	13,019,218	1,882,447
Net realized and unrealized gain (loss)	(15,189)	38,683,830	766,520	3,466,071	1,806,059
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (15,032)	$36,652,230	$756,955	$2,420,913	$1,753,907

(a)	Inception date of the Fund was June 25, 2025.
(b)	Inception date of the Fund was April 22, 2025.
The accompanying notes are an integral part of these financial statements.

31

ROUNDHILL ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	Roundhill Russell 2000 0DTE Covered Call Strategy ETF	Roundhill Uranium ETF(a)	Roundhill Weekly T-Bill ETF(b)
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$217,881	$2,223	$117
Dividend income from affiliated securities	74,846	—	—
Interest income	—	3,476	766,803
Total investment income	292,727	5,699	766,920
EXPENSES:
Investment advisory fee	702,907	3,590	32,445
Interest expense	183	—	—
Total expenses	703,090	3,590	32,445
NET INVESTMENT INCOME/(LOSS)	(410,363)	2,109	734,475
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(8,342,822)	—	—
Written option contracts expired or closed	4,620,395	—	—
Net realized gain (loss)	(3,722,427)	—	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(93,771)	68,913	31
Affiliated investments	2,374	—	—
Written option contracts	186,320	—	—
Swap contracts	—	233,253	—
Net change in unrealized appreciation (depreciation)	94,923	302,166	31
Net realized and unrealized gain (loss)	(3,627,504)	302,166	31
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,037,867)	$304,275	$734,506

(a)	Inception date of the Fund was January 28, 2025.
(b)	Inception date of the Fund was March 5, 2025.
The accompanying notes are an integral part of these financial statements.

32

ROUNDHILL ETF TRUST
Statements of Changes in Net Assets

	Roundhill Bitcoin Covered Call Strategy ETF (Consolidated)		Roundhill China Dragons ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$2,468,708	$1,225,922	$504,664	$522,542
Net realized gain (loss)	13,746,657	18,617,958	(2,778,659)	(3,505,052)
Net change in unrealized appreciation (depreciation)	11,884,795	(6,527,014)	9,538,981	(10,909,464)
Net increase (decrease) in net assets from operations	28,100,160	13,316,866	7,264,986	(13,891,974)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(34,281,112)	(15,307,183)	—	(515,783)
Total distributions to shareholders	(34,281,112)	(15,307,183)	—	(515,783)
CAPITAL TRANSACTIONS:
Shares sold	163,509,669	88,083,395	1,533,630	95,668,909
Shares redeemed	(13,299,865)	(3,817,856)	(27,182,454)	(32,331,203)
ETF transaction fees (See Note 4)	—	88,409	—	—
Net increase (decrease) in net assets from capital transactions	150,209,804	84,353,948	(25,648,824)	63,337,706
NET INCREASE (DECREASE) IN NET ASSETS	144,028,852	82,363,631	(18,383,838)	48,929,949
NET ASSETS:
Beginning of the period	82,363,631	—	48,929,949	—
End of the period	$ 226,392,483	$82,363,631	$30,546,111	$48,929,949
SHARES TRANSACTIONS
Shares sold	3,510,000	1,750,000	60,000	3,760,000
Shares redeemed	(310,000)	(80,000)	(1,160,000)	(1,460,000)
Total increase (decrease) in shares outstanding	3,200,000	1,670,000	(1,100,000)	2,300,000

(a)	Inception date of the Fund was January 17, 2024.
(b)	Inception date of the Fund was October 2, 2024.
The accompanying notes are an integral part of these financial statements.

33

ROUNDHILL ETF TRUST
Statements of Changes in Net Assets(Continued)

	Roundhill Daily 2X Long Magnificent Seven ETF		Roundhill Ether Covered Call Strategy ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$886,320	$511,298	$355,986	$53,705
Net realized gain (loss)	(5,866,871)	(3,261,910)	(11,409,175)	1,088,497
Net change in unrealized appreciation (depreciation)	8,045,877	7,759,002	(198,845)	(215,316)
Net increase (decrease) in net assets from operations	3,065,326	5,008,390	(11,252,034)	926,886
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(507,405)	(6,448,857)	(1,195,893)
From return of capital	—	—	—	(60,223)
Total distributions to shareholders	—	(507,405)	(6,448,857)	(1,256,116)
CAPITAL TRANSACTIONS:
Shares sold	70,871,152	67,142,650	39,658,085	11,873,201
Shares redeemed	(56,555,391)	(14,576,807)	(320,515)	—
ETF transaction fees (See Note 4)	69,281	89,616	—	—
Net increase (decrease) in net assets from capital transactions	14,385,042	52,655,459	39,337,570	11,873,201
NET INCREASE (DECREASE) IN NET ASSETS	17,450,368	57,156,444	21,636,679	11,543,971
NET ASSETS:
Beginning of the period	57,156,444	—	11,543,971	—
End of the period	$74,606,812	$57,156,444	$33,180,650	$11,543,971
SHARES TRANSACTIONS
Shares sold	1,820,000	1,630,000	1,120,000	230,000
Shares redeemed	(1,330,000)	(370,000)	(10,000)	—
Total increase (decrease) in shares outstanding	490,000	1,260,000	1,110,000	230,000

(a)	Inception date of the Fund was February 28, 2024.
(b)	Inception date of the Fund was September 3, 2024.
The accompanying notes are an integral part of these financial statements.

34

ROUNDHILL ETF TRUST
Statements of Changes in Net Assets(Continued)

	Roundhill GLP-1 & Weight Loss ETF		Roundhill Humanoid Robotics ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$328,604	$77,277	$157
Net realized gain (loss)	(455,697)	2,696,951	(183)
Net change in unrealized appreciation (depreciation)	1,209,949	(5,753,944)	(15,006)
Net increase (decrease) in net assets from operations	1,082,856	(2,979,716)	(15,032)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(74,193)	—
From return of capital	—	(12,311)	—
Total distributions to shareholders	—	(86,504)	—
CAPITAL TRANSACTIONS:
Shares sold	3,553,935	59,052,320	4,260,614
Shares redeemed	(11,236,145)	(16,205,478)	—
ETF transaction fees (See Note 4)	5,532	9,632	—
Net increase (decrease) in net assets from capital transactions	(7,676,678)	42,856,474	4,260,614
NET INCREASE (DECREASE) IN NET ASSETS	(6,593,822)	39,790,254	4,245,582
NET ASSETS:
Beginning of the period	39,790,254	—	—
End of the period	$33,196,432	$39,790,254	$4,245,582
SHARES TRANSACTIONS
Shares sold	170,000	2,220,000	170,000
Shares redeemed	(480,000)	(590,000)	—
Total increase (decrease) in shares outstanding	(310,000)	1,630,000	170,000

(a)	Inception date of the Fund was May 20, 2024.
(b)	Inception date of the Fund was June 25, 2025.
The accompanying notes are an integral part of these financial statements.

35

ROUNDHILL ETF TRUST
Statements of Changes in Net Assets(Continued)

	Roundhill Innovation-100 0DTE Covered Call Strategy ETF		Roundhill Magnificent Seven Covered Call ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(2,031,600)	$(1,032,538)	$(9,565)
Net realized gain (loss)	7,954,758	3,725,342	(506,739)
Net change in unrealized appreciation (depreciation)	30,729,072	39,921,992	1,273,259
Net increase (decrease) in net assets from operations	36,652,230	42,614,796	756,955
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(119,319,051)	(42,614,796)	(446,065)
From return of capital	—	(40,105,924)	—
Total distributions to shareholders	(119,319,051)	(82,720,720)	(446,065)
CAPITAL TRANSACTIONS:
Shares sold	258,926,064	730,021,418	15,007,050
Shares redeemed	(60,638,532)	(24,196,173)	—
ETF transaction fees (See Note 4)	—	—	680
Net increase (decrease) in net assets from capital transactions	198,287,532	705,825,245	15,007,730
NET INCREASE (DECREASE) IN NET ASSETS	115,620,711	665,719,321	15,318,620
NET ASSETS:
Beginning of the period	665,719,321	—	—
End of the period	$781,340,032	$665,719,321	$15,318,620
SHARES TRANSACTIONS
Shares sold	7,100,000	17,200,000	270,000
Shares redeemed	(1,730,000)	(560,000)	—
Total increase (decrease) in shares outstanding	5,370,000	16,640,000	270,000

(a)	Inception date of the Fund was March 6, 2024.
(b)	Inception date of the Fund was April 22, 2025.
The accompanying notes are an integral part of these financial statements.

36

ROUNDHILL ETF TRUST
Statements of Changes in Net Assets(Continued)

	Roundhill S&P 500 0DTE Covered Call Strategy ETF		Roundhill S&P 500 Target 20 Managed Distribution ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$(1,045,158)	$(397,242)	$(52,152)	$(2,095)
Net realized gain (loss)	(9,553,147)	1,016,315	(76,388)	(1,054)
Net change in unrealized appreciation (depreciation)	13,019,218	9,769,539	1,882,447	(75,108)
Net increase (decrease) in net assets from operations	2,420,913	10,388,612	1,753,907	(78,257)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(52,668,063)	(10,388,612)	(2,467,869)	—
From return of capital	—	(10,916,473)	—	(97,233)
Total distributions to shareholders	(52,668,063)	(21,305,085)	(2,467,869)	(97,233)
CAPITAL TRANSACTIONS:
Shares sold	212,290,970	311,562,315	28,487,352	7,035,910
Shares redeemed	(56,673,358)	(1,025,176)	—	—
Net increase (decrease) in net assets from capital transactions	155,617,612	310,537,139	28,487,352	7,035,910
NET INCREASE (DECREASE) IN NET ASSETS	105,370,462	2,999,620,666	27,773,390	6,860,420
NET ASSETS:
Beginning of the period	299,620,666	—	6,860,420	—
End of the period	$404,991,128	$299,620,666	$34,633,810	$6,860,420
SHARES TRANSACTIONS
Shares sold	4,450,000	5,995,000	520,000	120,000
Shares redeemed	(1,260,000)	(20,000)	—	—
Total increase (decrease) in shares outstanding	3,190,000	5,975,000	520,000	120,000

(a)	Inception date of the Fund was March 6, 2024.
(b)	Inception date of the Fund was October 30, 2024.
The accompanying notes are an integral part of these financial statements.

37

ROUNDHILL ETF TRUST
Statements of Changes in Net Assets(Continued)

	Roundhill Russell 2000 0DTE Covered Call Strategy ETF		Roundhill Uranium ETF	Roundhill Weekly T-Bill ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025(b) (Unaudited)	Period Ended June 30, 2025(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(410,363)	$(135,107)	$2,109	$734,475
Net realized gain (loss)	(3,722,427)	2,824,715	—	—
Net change in unrealized appreciation (depreciation)	94,923	(4,222,516)	302,166	31
Net increase (decrease) in net assets from operations	(4,037,867)	(1,532,908)	304,275	734,506
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(27,870,637)	(186,280)	—	(685,857)
From return of capital	—	(9,356,740)	—	—
Total distributions to shareholders	(27,870,637)	(9,543,020)	—	(685,857)
CAPITAL TRANSACTIONS:
Shares sold	35,273,367	188,753,523	1,434,530	107,023,458
Shares redeemed	(37,579,531)	(5,349,747)	—	—
ETF transaction fees (See Note 4)	—	—	354	46
Net increase (decrease) in net assets from capital transactions	(2,306,164)	183,403,776	1,434,884	107,023,504
NET INCREASE (DECREASE) IN NET ASSETS	(34,214,668)	172,327,848	1,739,159	107,072,153
NET ASSETS:
Beginning of the period	172,327,848	—	—	—
End of the period	$138,113,180	$172,327,848	$1,739,159	$107,072,153
SHARES TRANSACTIONS
Shares sold	930,000	4,300,000	60,000	1,070,000
Shares redeemed	(1,060,000)	(130,000)	—	—
Total increase (decrease) in shares outstanding	(130,000)	4,170,000	60,000	1,070,000

(a)	Inception date of the Fund was September 9, 2024.
(b)	Inception date of the Fund was January 28, 2025.
(c)	Inception date of the Fund was March 5, 2025.
The accompanying notes are an integral part of these financial statements.

38

Financial Highlights

		Investment Operations:			Less Distributions From:							Supplemental Data and Ratios:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments(c)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(e)(f)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(e)(f)	Ratio of dividends, interest and borrowing expenses on securities sold short to average net assets(e)(f)	Ratio of Tax Expense to Average Net Assets(e)(f)	Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(f)	Ratio of net investment income (loss) to average net assets(e)(f)	Portfolio turnover rate(d)(g)
Roundhill Bitcoin Covered Call Strategy ETF (Consolidated)
6/30/2025(h)	$49.32	0.48	7.03	7.51	(10.34)	—	—	(10.34)	—	$46.69	18.29%	$226,392	0.95%	0.95%	—%	—%	0.95%	3.14%	—%
12/31/2024(i)	$50.17	1.71	19.47	21.18	(22.15)	—	—	(22.15)	0.12	$49.32	52.74%	$82,364	0.95%	0.95%	0.00%(j)	—%	0.95%	3.74%	—%
Roundhill China Dragons ETF
6/30/2025(h)	$21.27	0.34	3.85	4.19	—	—	—	—	—	$25.46	19.68%	$30,546	0.59%	0.59%	—%	—%	0.59%	2.79%	49%
12/31/2024(k)	$25.30	0.18	(3.99)	(3.81)	(0.22)	—	—	(0.22)	—	$21.27	−15.07%	$48,930	0.59%	0.59%	—%	—%	0.59%	3.30%	13%
Roundhill Daily 2X Long Magnificent Seven ETF
6/30/2025(h)	$45.36	0.55	(3.28)	(2.73)	—	—	—	—	0.04	$42.63	−6.02%	$74,607	0.95%	0.94%	—%	0.00%(j)	0.94%	2.93%	—%
12/31/2024(l)	$24.99	1.10	19.48	20.58	(0.39)	(0.01)	—	(0.40)	0.19	$45.36	83.03%	$57,156	0.95%	0.95%	—%	—%	0.95%	3.51%	—%
Roundhill Ether Covered Call Strategy ETF
6/30/2025(h)	$50.19	0.46	(16.44)	(15.98)	(9.45)	—	—	(9.45)	—	$24.76	−34.81%	$33,181	0.95%	0.95%	—%	—%	0.95%	3.13%	—%
12/31/2024(m)	$49.49	0.54	10.55	11.09	(9.89)	—	(0.50)	(10.39)	—	$50.19	23.92%	$11,544	0.96%	0.96%	0.01%	—%	0.95%	3.23%	—%
Roundhill GLP-1 & Weight Loss ETF
6/30/2025(h)	$24.41	0.22	0.52	0.74	—	—	—	—	0.00(n)	$25.15	3.02%	$33,196	0.59%	0.59%	—%	—%	0.59%	1.79%	25%
12/31/2024(o)	$25.25	0.05	(0.85)	(0.80)	(0.04)	—	(0.01)	(0.05)	0.01	$24.41	−3.11%	$39,790	0.59%	0.59%	—%	0.00%(j)	0.59%	0.32%	37%
Roundhill Humanoid Robotics ETF
6/30/2025(h)(p)	$24.97	0.02	(0.02)	—(n)	—	—	—	—	—	$24.97	0.02%	$4,246	0.75%	0.75%	—%	—%	0.75%	5.73%	—%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF
6/30/2025(h)	$40.01	(0.10)	1.50	1.40	(5.91)	—	—	(5.91)	—	$35.50	4.70%	$781,340	0.95%	0.95%	0.00%(j)	—%	0.95%	(0.57)%	6%
12/31/2024(q)	$45.72	(0.18)	7.31	7.13	(6.61)	—	(6.23)	(12.84)	—	$40.01	17.93%	$665,719	0.96%	0.96%	0.01%	—%	0.95%	(0.52)%	12%
Roundhill Magnificent Seven Covered Call ETF
6/30/2025(h)(r)	$51.32	(0.07)	8.18	8.11	(2.71)	—	—	(2.71)	0.00(n)	$56.72	16.02%	$15,319	0.99%	0.70%	0.00%(j)	—%	0.70%	(0.66)%	186%
Roundhill S&P 500 0DTE Covered Call Strategy ETF
6/30/2025(h)	$50.15	(0.13)	0.55	0.42	(6.38)	—	—	(6.38)	—	$44.19	1.45%	$404,991	0.95%	0.95%	0.00%(j)	—%	0.95%	(0.56)%	3%
12/31/2024(q)	$51.81	(0.23)	8.78	8.55	(4.98)	—	(5.23)	(10.21)	—	$50.15	17.83%	$299,621	0.96%	0.96%	0.01%	—%	0.95%	(0.53)%	2%
Roundhill S&P 500 Target 20 Managed Distribution ETF
6/30/2025(h)	$57.17	(0.12)	2.79	2.67	(5.72)	—	—	(5.72)	—	$54.12	5.41%	$34,634	0.49%	0.49%	0.00%(j)	—%	0.49%	(0.47)%	2%
12/31/2024(s)	$58.34	(0.03)	0.80	0.77	—	—	(1.94)	(1.94)	—	$57.17	1.26%	$6,860	0.49%	0.49%	—%	—%	0.49%	(0.34)%	—%
Roundhill Russell 2000 0DTE Covered Call Strategy ETF
6/30/2025(h)	$41.33	(0.10)	(0.25)	(0.35)	(6.80)	—	—	(6.80)	—	$34.18	−0.02%	$138,113	0.95%	0.95%	0.00%(j)	—%	0.95%	(0.55)%	—%
12/31/2024(t)	$41.96	(0.07)	3.86	3.79	(0.09)	—	(4.33)	(4.42)	—	$41.33	8.94%	$172,328	0.97%	0.97%	0.02%	—%	0.95%	(0.51)%	—%
Roundhill Uranium ETF
6/30/2025(h)(u)	$25.40	0.04	3.55	3.59	—	—	—	—	0.01	$28.99	14.12%	$1,740	0.75%	0.75%	—%	—%	0.75%	0.44%	—%
Roundhill Weekly T-Bill ETF
6/30/2025(h)(v)	$100.00	1.37	(0.05)	1.32	(1.25)	—	—	(1.25)	0.00(n)	$100.07	1.33%	$107,072	0.19%	0.19%	—%	—%	0.19%	4.30%	—%

The accompanying notes are an integral part of these financial statements.

39

Financial Highlights(Continued)
(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Unaudited.
(i)	Inception date of the Fund was January 17, 2024.
(j)	Amount represents less than 0.005%.
(k)	Inception date of the Fund was October 2, 2024.
(l)	Inception date of the Fund was February 28, 2024.
(m)	Inception date of the Fund was September 3, 2024.
(n)	Amount represents less than $0.005 per share.
(o)	Inception date of the Fund was May 20, 2024.
(p)	Inception date of the Fund was June 25, 2025.
(q)	Inception date of the Fund was March 6, 2024.
(r)	Inception date of the Fund was April 22, 2025.
(s)	Inception date of the Fund was October 30, 2024.
(t)	Inception date of the Fund was September 9, 2024.
(u)	Inception date of the Fund was January 28, 2025.
(v)	Inception date of the Fund was March 5, 2025.
The accompanying notes are an integral part of these financial statements.

40

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)
1. ORGANIZATION
The Roundhill ETFs are a series of Roundhill ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on May 2, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2025, the Roundhill ETFs consist of twenty-three active series, thirteen of which are covered in this report (each a “Fund,” and collectively, the “Funds”).

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
Roundhill Bitcoin Covered Call Strategy ETF	YBTC	Non-diversified	January 17, 2024
Roundhill China Dragons ETF	DRAG	Non-diversified	October 2, 2024
Roundhill Daily 2X Long Magnificent Seven ETF	MAGX	Non-diversified	February 28, 2024
Roundhill Ether Covered Call Strategy ETF	YETH	Non-diversified	September 3, 2024
Roundhill GLP-1 & Weight Loss ETF	OZEM	Non-diversified	May 20, 2024
Roundhill Humanoid Robotics ETF	HUMN	Non-diversified	June 25, 2025
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	QDTE	Non-diversified	March 6, 2024
Roundhill Magnificent Seven Covered Call Strategy ETF	MAGY	Non-diversified	April 22, 2025
Roundhill S&P 500 0DTE Covered Call Strategy ETF	XDTE	Non-diversified	March 6, 2024
Roundhill S&P 500 Target 20 Managed Distribution ETF	XPAY	Non-diversified	October 30, 2024
Roundhill Russell 2000 0DTE Covered Call Strategy ETF	RDTE	Non-diversified	September 9, 2024
Roundhill Uranium ETF	UX	Non-diversified	January 28, 2025
Roundhill Weekly T-Bill ETF	WEEK	Non-diversified	March 5, 2025

The operational Roundhill ETFs covered outside of this report consists of:

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
Roundhill AAPL WeeklyPay ETF	AAPW	Non-diversified	February 19, 2025
Roundhill COIN WeeklyPay ETF	COIW	Non-diversified	February 19, 2025
Roundhill NVDA WeeklyPay ETF	NVDW	Non-diversified	February 19, 2025
Roundhill PLTR WeeklyPay ETF	PLTW	Non-diversified	February 19, 2025
Roundhill TSLA WeeklyPay ETF	TSLW	Non-diversified	February 19, 2025
Roundhill AMZN WeeklyPay ETF	AMZW	Non-diversified	June 17, 2025
Roundhill META WeeklyPay ETF	METW	Non-diversified	June 17, 2025
Roundhill BRKB WeeklyPay ETF	BRKW	Non-diversified	June 17, 2025
Roundhill HOOD WeeklyPay ETF	HOOW	Non-diversified	June 17, 2025
Roundhill NFLX WeeklyPay ETF	NFLW	Non-diversified	June 17, 2025

Each Fund seeks to achieve its following investment objectives:
YBTC is an actively-managed exchange-traded fund (“ETF”). YBTC’s investment objective is to provide current income with a secondary objective to provide exposure to the price return of one or more ETFs that provide exposure to bitcoin and whose shares trade on a U.S.-regulated securities exchange.
DRAG is an actively-managed ETF. DRAG’s investment objective is to provide capital appreciation and seeks to achieve its investment objective through exposure to a concentrated basket of five to ten of the largest and most innovative Chinese companies.
MAGX is an actively-managed ETF. MAGX’s investment objective is growth of capital. MAGX seeks daily investment results, before fees and expenses, of two times (2X) the daily performance of the Magnificent Seven ETF.
YETH is an actively-managed ETF. YETH’s primary investment objective is to provide current income with a secondary investment objective to provide exposure to the price return of one or more ETFs that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange.

41

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
OZEM is an actively-managed ETF. OZEM’s investment objective is to provide capital appreciation by seeking to provide exposure to companies involved in the development of pharmaceutical drugs and/or supplements that can be utilized to help individuals lose weight, maintain an ideal weight, and/or maintain body composition during weight loss.
HUMN is an actively managed fund. HUMN’s primary investment objective is to provide capital appreciation by investing in the equity securities of Humanoid Robotics Companies.
QDTE is an actively-managed ETF. XDTE’s primary investment objective is to provide current income with a secondary investment objective to provide capital appreciation. The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Nasdaq-100 Index.
MAGY: is an actively managed ETF that seeks to achieve its investment objective through investment exposure to the companies comprising the “Magnificent Seven,” a group of seven companies commonly recognized for their market dominance in technological innovation.
XDTE is an actively-managed ETF. XDTE’s primary investment objective is to provide current income with a secondary investment objective to provide capital appreciation. The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the S&P 500® Index.
XPAY is an actively-managed ETF. XPAY’s primary investment objective is to pay monthly return of capital distributions to shareholders at an annualized rate of twenty percent (20%) with a secondary investment objective to provide exposure to the return of an index composed of U.S.-listed large cap equity securities.
RDTE is an actively-managed ETF. RDTE’s primary investment objective is to provide current income with a secondary investment objective to provide capital appreciation. The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Russell 2000 Index.
UX is an actively managed fund. UX’s primary investment objective is to provide capital appreciation. The fund seeks to provide investors with exposure to changes in the price of physical uranium, in the form of Tri uranium Octoxide
WEEK is an actively managed fund. WEEK’s primary investment objective is to provide weekly distributions of current income through investments in U.S. Treasury Bills (“T-Bills”)
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Roundhill Financial Inc. (“Roundhill” or the “Adviser”), the Funds’ Investment Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Consolidation of Subsidiary – During the period ended June 30, 2025, YBTC invested in Bitcoin ETF Options through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also followed the same general investment policies and restrictions as the Fund. The Fund complied with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, Roundhill and Exchange Traded Concepts LLC, as the investment adviser and investment sub-adviser to the Subsidiary, respectively, complied with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complied with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment

42

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
in the Subsidiary did not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. All inter-company accounts and transactions have been eliminated in the consolidation of the Fund. At period ended June 30, 2025, the Subsidiary was dissolved.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc., are generally valued at the NASDAQ official closing price. Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of the each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
Total return swap contracts are valued using the closing price of the underlying security or benchmark that the contract is tracking.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

43

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedule of Investments, Schedule of Written Options and Schedule of Total Return Swap Contracts for a summary of the valuations as of June 30, 2025 for the Funds based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange- traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

44

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. Discounts/premiums on debt securities are accreted/amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as a separate entity for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i)its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii)certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. YBTC, YETH, QDTE, MAGY, XDTE, RDTE, WEEK generally pay out dividends from net investment income, if any, at least weekly, and distributes its net capital gains, if any, to shareholders at least annually. XPAY generally pays out dividends from net investment income, if any, at least monthly, and distributes its net capital gains, if any, to shareholders at least annually. DRAG, MAGX, HUMN, OZEM, UX, generally pay out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of June 30, 2025, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of June 30, 2025, the Funds’ fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal period. At December 31, 2024, the Funds’ fiscal period end, the tax periods since commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives – DRAG, MAGX, UX may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be made on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount

45

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. The amounts presented on the Schedules of Total Return Swap Contracts are gross settlement amounts.
MAGX has entered into total return swaps by investing in another ETF advised by the Adviser (“Affiliated Fund”). This investment technique provides the Fund with synthetic long investment exposure to the performance of the Affiliated Fund through payments made by a swap dealer counterparty to the Fund under the swap that reflect the positive total return (inclusive of dividends and distributions) on those shares. In exchange, the Fund would make periodic payments to the counterparty under the swap based on a fixed or variable interest rate, as well as payments reflecting any negative total return on those shares. The swap provides the Fund with the economic equivalent of ownership of those shares through an entitlement to receive any gains realized, and dividends paid, on the shares, and an obligation to pay any losses realized on the shares. This investment technique provides the Fund effectively with leverage intended to achieve an economic effect similar to the Fund’s purchase of shares of the Affiliated Fund with borrowed money. Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
The below Funds owned the following Affiliated Funds during the period ended June 30, 2025. Transactions during the period were as follows:

Fund	Security Name	Value at December 31, 2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2025	Ending Shares
QDTE	Roundhill Weekly T-Bill ETF	$ —	$47,974,983	$—	$—	$9,591	$302,438	$47,984,574	479,558
MAGY	Roundhill Magnificent Seven ETF	—	30,939,430	(16,395,963)	(484,954)	1,251,904	—	15,310,417	276,024
XDTE	Roundhill Weekly T-Bill ETF	—	26,468,183	—	—	5,292	166,857	26,473,475	264,576
RDTE	Roundhill Weekly T-Bill ETF	—	11,872,647	—	—	2,374	74,846	11,875,021	118,679

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2025.
DRAG

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not Offset in the Statements of Assets & Liabilities
						Financial Instruments	Collateral Paid	Net Amount
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$2,317,997	$ —	$2,317,997	$—	$ —	$2,317,997
Liabilities	Nomura Securities Goldman Sachs	Total Return Swap Contracts	$(2,625,128)	$—	$(2,625,128)	$2,625,128	$—	$—

46

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
MAGX

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not Offset in the Statements of Assets & Liabilities
						Financial Instruments	Collateral Paid	Net Amount
Assets	Nomura Securities International Inc.	Total Return Swap Contracts*	$15,850,903	$ —	$15,850,903	$—	$ —	$15,850,903
Liabilities	Goldman Sachs	Total Return Swap Contracts*	$(45,341)	$—	$(45,341)	$ 45,341	$—	$—

UX

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not Offset in the Statements of Assets & Liabilities
						Financial Instruments	Collateral Paid	Net Amount
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$ 233,253	$ —	$ 233,253	$ —	$ —	$233,253
Liabilities	Goldman Sachs	Total Return Swap Contracts	$—	$—	$—	$—	$—	$—

The average monthly notional amount of the swap contracts during the fiscal period ended June 30, 2025 was as follows:

Average Monthly Notional Amount of Swap Contracts*
DRAG	$21,984,128
MAGX	$116,089,914
UX	$906,749

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of June 30, 2025:

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
DRAG	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	$2,317,997	$2,625,128
MAGX	Equity Risk Swap Contracts*	Unrealized appreciation/depreciation on swap contracts	15,850,903	45,341
UX	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	233,253	—

47

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the fiscal period ended June 30, 2025:

	Derivative	Statements of Operations	Realized (Losses)	Unrealized
DRAG	Equity Risk Swap Contracts	Swap Contracts	$(2,102,371)	$8,134,505
MAGX	Equity Risk Swap Contracts*	Swap Contracts	(14,010,102)	8,045,750
UX	Equity Risk Swap Contracts	Swap Contracts	—	233,253

*	Affiliated swap held in MAGX.
Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered and each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When a call option of which the Funds are the writer is exercised, the Funds will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Funds are the writer is exercised, the Funds will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of June 30, 2025, the Funds’ option contracts are not subject to a master netting arrangement.
The average monthly value outstanding of purchased and written options during the period ended June 30, 2025, were as follows:

	YBTC	YETH	QDTE	MAGY	XDTE
Purchased Options	$8,361,429	$2,642,029	$672,094,606	232	$355,248,379
Written Options	(3,428,461)	(3,177,751)	(5,082)	(44,059)	(2,706)

	XPAY	RDTE
Purchased Options	$24,197,619	$131,749,693
Written Options	—	(2,113)

48

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The following is a summary of the effect of options on the Funds’ Statements of Assets and Liabilities as of June 30, 2025:

	Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
YBTC	Purchased Options	$12,886,056	$—
	Written Options	—	4,545,629
YETH	Purchased Options	1,966,320	—
	Written Options	—	2,579,949
QDTE	Purchased Options	709,879,249	—
	Written Options	—	—
MAGY	Purchased Options	696	—
	Written Options	—	80,736
XDTE	Purchased Options	368,534,863	—
	Written Options	—	—
XPAY	Purchased Options	34,556,922	—
	Written Options	—	—
RDTE	Purchased Options	125,706,951	—
	Written Options	—	—

The following is a summary of the effect of options on the Funds’ Statements of Operations as of June 30, 2025:

		Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
YBTC	Equity Risk Contracts	$6,702,603	$33,560,420	$88,654	$7,165,193
YETH	Equity Risk Contracts	3,405,441	(14,631,105)	(695,858)	901,716
QDTE	Equity Risk Contracts	25,639,222	(13,737,534)	70,281,404	360,069
MAGY	Equity Risk Contracts	(152)	(22,488)	(8)	21,355
XDTE	Equity Risk Contracts	4,559,193	(14,112,255)	22,475,245	308,221
XPAY	Equity Risk Contracts	(76,136)	—	1,807,339	—
RDTE	Equity Risk Contracts	(8,342,598)	4,620,395	(4,316,287)	186,320

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

49

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Roundhill, each Fund pays a unified management fee to the Adviser, which is calculated daily on each Fund’s average daily net assets and paid monthly, at the following rates:

YBTC	0.95%
DRAG	0.59%
MAGX	0.95%
YETH	0.95%
OZEM	0.59%
HUMN	0.75%
QDTE	0.95%
MAGY	0.99%
XDTE	0.95%
XPAY	0.49%
RDTE	0.95%
UX	0.75%
WEEK	0.19%

Fee Waiver Agreement – For MAGX and MAGY, Roundhill has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the management fee and acquired fund fees and expenses from exceeding 0.95% for MAGX until February 28, 2027 and 0.99% for MAGY until April 30, 2028. The Adviser waived $2,559 or 0.01% for MAGX and $4,191 or 0.29% for MAGY during the period ended June 30, 2025. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its

50

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, and subject to a minimum annual fee as follows:
OZEM and XPAY

Minimum Annual Fee	Asset-Based Fee
$15,000	4 bps (0.04%) on the first $200 million 3.5 bps (0.035%) on the next $800 million 3 bps (0.03%) on the next $1 billion 2.5 bps (0.025%) on the balance over $2 billion

DRAG

Minimum Annual Fee	Asset-Based Fee
$20,000	4 bps (0.04%) on the first $200 million 3.5 bps (0.035%) on the next $800 million 3 bps (0.03%) on the next $1 billion 2.5 bps (0.025%) on the balance over $2 billion

YBTC, MAGX, YETH and MAGY

Minimum Annual Fee	Asset-Based Fee
$30,000 for the first fund; $20,000 for remaining funds	7 bps (0.07%) on the first $250 million 6 bps (0.06%) on the next $250 million 5 bps (0.05%) on the next $500 million 4 bps (0.04%) on the balance over $1 billion

QDTE, XDTE and RDTE

Minimum Annual Fee	Asset-Based Fee
$45,000 for the first fund; $30,000 for remaining funds	8 bps (0.08%) on the first $250 million 7 bps (0.07%) on the next $250 million 6 bps (0.06%) on the next $500 million 5 bps (0.05%) on the balance over $1 billion

UX and WEEK

Minimum Annual Fee	Asset-Based Fee
$20,000 for the first fund; $15,000 for remaining funds	4 bps (0.04%) on the first $200 million 3.5 bps (0.035%) on the next $800 million 3 bps (0.03%) on the next $1 billion 2.5 bps (0.025%) on the balance over $2 billion

HUMN

Minimum Annual Fee	Asset-Based Fee
$20,000 for the first fund; $15,000 for remaining funds	4 bps (0.04%) on the first $200 million 3.5 bps (0.035%) on the next $800 million 3 bps (0.03%) on the next $1 billion 2.5 bps (0.025%) on the balance over $2 billion

Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain

51

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of each Fund, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At June 30, 2025, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of XPAY are listed and traded on the NYSE Arca, Inc. Shares of DRAG, YBTC, XDTE, QDTE, RDTE, YETH, WEEK, UX, HUMN, and MAGY are listed and traded on the Cboe BZX Exchange, Inc. Shares of MAGX and OZEM are listed and traded on the NASDAQ Stock Market, LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $300.
The fixed creation unit transaction fee may be waived on certain orders if applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net

52

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Fiscal Period Ended June 30, 2025
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
YBTC.	$34,281,112	$—	$—
DRAG.	—	—	—
MAGX.	—	—	—
YETH.	6,448,857	—	—
OZEM.	—	—	—
HUMN	—	—	—
QDTE.	119,319,051	—	—
MAGY	446,065	—	—
XDTE.	52,668,063	—	—
XPAY.	2,467,869	—	—
RDTE.	27,870,637	—	—
UX	—	—	—
WEEK	685,857	—	—

	Fiscal Period Ended December 31, 2024
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
YBTC.	$15,307,183	$—	$—
DRAG.	515,783	—	—
MAGX.	507,405	—	—
YETH.	1,195,893	—	60,223
OZEM.	74,193	—	12,311
QDTE.	16,426,404	26,188,392	40,105,924
XDTE.	3,917,122	6,471,490	10,916,473
XPAY.	—	—	97,233
RDTE.	—	186,280	9,356,740

(1)	Ordinary income includes short-term capital gains.

53

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
At December 31, 2024, the Funds’ fiscal period end, the components of distributable earnings and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	YBTC	DRAG	MAGX	YETH	OZEM
Federal Tax Cost of Investments.	$78,206,188	$76,211,793	$50,558,432	$10,836,789	$46,248,646
Gross Tax Unrealized Appreciation.	$—	$414,720	$—	$494,852	$1,648,078
Gross Tax Unrealized Depreciation.	(6,527,016)	(3,083,929)	—	(763,859)	$(8,090,646)
Net Tax Unrealized Depreciation.	(6,527,016)	(2,669,209)	—	(269,007)	$(6,442,568)
Undistributed Ordinary Income.	3,252,976	6,759	439,794	—	—
Other Accumulated Gain (Loss).	2	(8,869,964)	4,061,191	—	(604,563)
Total Distributable Earnings/ (Accumulated Losses)	$(3,274,038)	$(11,532,414)	$4,500,985	(269,007)	$(7,047,131)

	QDTE	XDTE	XPAY	RDTE
Federal Tax Cost of Investments.	$667,259,991	$298,595,979	$6,925,589	$165,060,450
Gross Tax Unrealized Appreciation.	$—	$—	$24,604	$—
Gross Tax Unrealized Depreciation.	—	—	(99,712)	—
Net Tax Unrealized Depreciation.	—	—	(75,108)	—
Undistributed Ordinary Income.	—	—	—	—
Other Accumulated Loss.	—	—	(1,054)	(1,708,267)
Total Distributable Accumulated Losses.	$—	$—	$(76,162)	$(1,708,267)

Under current tax law, certain specified ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ post-October losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds’ fiscal year end, the Funds deferred the following post-October losses and late-year ordinary losses:

	Late-Year Losses	Post-October Losses
YBTC.	$—	$—
DRAG.	—	—
MAGX.	—	—
YETH.	—	—
OZEM.	3,285	—
QDTE.	—	—
XDTE.	—	—
XPAY.	—	—
RDTE.	—	1,708,267

54

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The Funds’ carryforward losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds’ fiscal year end, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Long-Term Capital Loss Carryover	Indefinite Short-Term Capital Loss Carryover
YBTC.	$ —	$—
DRAG.	—	428,328
MAGX.	—	—
YETH.	—	—
OZEM.	—	601,235
QDTE.	—	—
XDTE.	—	—
XPAY.	—	1,054
RDTE .	—	—

6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2025, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
YBTC.	$—	$—
DRAG.	3,915,371	(3,826,961)
MAGX.	8,143,377	—
YETH.	—	—
OZEM.	1,716,490	(411,069)
HUMN	—	—
QDTE.	—	—
MAGY.	—	—
XDTE.	—	—
XPAY.	—	—
RDTE.	—	—
UX	—	—
WEEK.	—	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
YBTC.	$—	$—	$—	$—
DRAG.	6,753,168	8,246,079	—	15,284,352
MAGX.	—	—	32,267,747	—
YETH.	—	—	—	—
OZEM.	9,232,658	10,175,454	3,213,082	9,879,823
HUMN.	—	—	38,718	—
QDTE.	47,974,982	5,353,582	—	—
MAGY.	17,994,342	16,277,656	12,944,384	—
XDTE.	26,468,183	1,575,238	—	—
XPAY.	21,534,992	—	255,866	—

55

Roundhill ETF Trust
CONSOLIDATED Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
RDTE.	$11,872,647	$—	$—	$—
UX	287,094	—	—	—
WEEK.	—	—	—	—

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks”.
8. NEW ACCOUNTING PRONOUNCEMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

56

Roundhill ETF Trust
Additional Information
June 30, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory and Subadvisory Agreements.
TAX INFORMATION
For the fiscal period ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill Bitcoin Covered Call Strategy ETF	0.00%
Roundhill China Dragons ETF	1.23%
Roundhill Daily 2X Long Magnificent Seven ETF	0.00%
Roundhill Ether Covered Call Strategy ETF	0.00%
Roundhill GLP-1 & Weight Loss ETF	100.00%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 Target 20 Managed Distribution ETF	0.00%
Roundhill Russell 2000 0DTE Covered Call Strategy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2024 was as follows:

Roundhill Bitcoin Covered Call Strategy ETF	0.00%
Roundhill China Dragons ETF	0.00%
Roundhill Daily 2X Long Magnificent Seven ETF	0.00%
Roundhill Ether Covered Call Strategy ETF	0.00%
Roundhill GLP-1 & Weight Loss ETF	98.35%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 0DTE Covered Call Strategy ETF	0.00%
Roundhill S&P 500 Target 20 Managed Distribution ETF	0.00%
Roundhill Russell 2000 0DTE Covered Call Strategy ETF	0.00%

57

Roundhill ETF Trust
Additional Information
June 30, 2025 (Unaudited)(Continued)
For the fiscal period ended December 31, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

Roundhill Bitcoin Covered Call Strategy ETF	91.99%
Roundhill China Dragons ETF	0.00%
Roundhill Daily 2X Long Magnificent Seven ETF	2.39%
Roundhill Ether Covered Call Strategy ETF	0.00%
Roundhill GLP-1 & Weight Loss ETF	0.00%
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	100.00%
Roundhill S&P 500 0DTE Covered Call Strategy ETF	100.00%
Roundhill S&P 500 Target 20 Managed Distribution ETF	0.00%
Roundhill Russell 2000 0DTE Covered Call Strategy ETF	0.00%

For the fiscal year ended December 31, 2024, the Funds earned foreign source income and paid foreign taxes, which the Funds intend to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Roundhill GLP-1 & Weight Loss ETF	$144,369	$9,015

58

ROUNDHILL ETF TRUST
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements
Roundhill Uranium ETF
At a regularly scheduled meeting held on January 9 and January 13, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to the Roundhill Uranium ETF (the “Fund”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the Fund.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to the Fund by: (i) the vote of the shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of the Fund’s proposed strategy, the services proposed to be provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) the Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the overall advisory fee for the Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the Fund, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

59

ROUNDHILL ETF TRUST
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the Fund, determining the assets to be purchased, retained or sold by the Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Adviser.
Performance. Because the Fund had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about the Fund’s investment strategies. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the Funds under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for the Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of the Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the Fund relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the Fund. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of the Fund’s proposed unitary fee and the differences in the Fund’s strategy from the Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the Fund, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy. Based on its review, the Board concluded that the unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out

60

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Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account the Adviser’s anticipated profitability analysis with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board took into account that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board noted that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the Fund’s shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Fund. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the Fund. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees being paid by the Fund to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with the Fund are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of the Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board and proxy voting with respect to securities held by the Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the Fund, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Sub-Adviser.

61

ROUNDHILL ETF TRUST
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
Performance. Because the Fund had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about the Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the Funds under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for the Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding the Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the Fund. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the Fund by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to the Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the Fund. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the Fund. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with the Fund are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of the Fund and its shareholders.

62

ROUNDHILL ETF TRUST
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements
Roundhill Physical Uranium ETF Cayman Ltd.
At a regularly scheduled meeting held on January 9 and January 13, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Roundhill Physical Uranium ETF Cayman Ltd. (the “Cayman Subsidiary”), on behalf of the Roundhill Uranium ETF (the “Fund”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the Cayman Subsidiary.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of the Cayman Subsidiary’s proposed investments, the services proposed to be provided to the Cayman Subsidiary by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance program. The representatives from the Adviser discussed the rationale for establishing the Cayman Subsidiary and the operational aspects of the Cayman Subsidiary. They indicated that there would be no management fee charged with respect to the Cayman Subsidiary. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering approval of investment advisory agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser. In considering the Agreements, the Board took into account the information and the factors and conclusions that it had considered in connection with approval of the Fund’s management and sub-advisory agreements at the Meeting. The Board also took into account the information provided and factors considered, as applicable, in connection with the approval of the management and sub-advisory agreements with respect to the Fund at this Meeting. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Cayman Subsidiary; (ii) the Cayman Subsidiary’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits, if any, to be realized by the Adviser and Sub-Adviser and their respective affiliates from the relationship with the Cayman Subsidiary; (iv) comparative fee and expense data for the Cayman Subsidiary and other investment companies with similar investment objectives, if any; (v) the extent to which any economies of scale would be realized in connection with the operation of the Cayman Subsidiary; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Cayman Subsidiary, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the Cayman Subsidiary, determining the assets to be purchased, retained or sold

63

ROUNDHILL ETF TRUST
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
by the Cayman Subsidiary, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust and the Cayman Subsidiary. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Cayman Subsidiary, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Cayman Subsidiary. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the Cayman Subsidiary, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Cayman Subsidiary by the Adviser.
Performance. Because the Cayman Subsidiary had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about the Cayman Subsidiary’s investments. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the Cayman Subsidiary under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for the Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered that the Adviser has a unitary fee arrangement with the Fund, pursuant to which the Adviser receives a management fee from the Fund and pays all Fund operating expenses, with certain exceptions, and including the sub-advisory fees. The Board further considered that the Cayman Subsidiary will not be assessed a management fee and will be included in the same fee arrangement as the Fund. The Board noted that the Cayman Subsidiary’s expenses will be paid by the Adviser pursuant to the unitary fee arrangement with the Fund.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser and the Fund advisory and sub-advisory fees, and the estimated profitability, of any, projected by the Adviser. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own revenue and resources. The Board noted that the Adviser does not expect to receive separate compensation for managing the Cayman Subsidiary, or any direct or indirect benefits from its relationship with the Cayman Subsidiary.
Economies of Scale. The Board noted that the Adviser might realize economies of scale in managing the overall Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the Fund’s shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth. The Board noted that there would be no additional fee charged with respect to the Cayman Subsidiary and that the Adviser would bear the expenses of the Caymen Subsidiary.

64

ROUNDHILL ETF TRUST
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Cayman Subsidiary. The Board noted that the Adviser does not expect to receive any direct or indirect “fall-out” benefits from its relationship with the Cayman Subsidiary.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement were fair and reasonable to the Cayman Subsidiary. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the Cayman Subsidiary and the Fund.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Cayman Subsidiary under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Cayman Subsidiary. The Board noted the responsibilities that the Sub-Adviser would have as the Cayman Subsidiary’s investment sub-adviser, including: responsibility for the management of the securities and other assets of the Cayman Subsidiary, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by the Cayman Subsidiary.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Cayman Subsidiary by the Sub-Adviser.
Performance. Because the Cayman Subsidiary had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about the Cayman Subsidiary’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the Cayman Subsidiary under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for the Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding the Cayman Subsidiary’s proposed sub-advisory fees and took into account that the Sub-Adviser would be paid the fees specified in the Sub-Advisory Agreement for the Fund and would receive no additional compensation with respect to the Cayman Subsidiary. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and is otherwise reasonable in light of the information provided.

65

ROUNDHILL ETF TRUST
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability of the Adviser and Sub-Adviser. The Board considered that any fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser from the Fund and the services to be provided with respect to the Cayman Subsidiary by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Cayman Subsidiary, if any, noting that the Sub-Adviser would not receive an additional fee with respect to the Cayman Subsidiary. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee from the Fund, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board noted that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Cayman Subsidiary as assets grow in size. The Board determined that it would monitor fees as the Cayman Subsidiary’s assets grow to determine whether economies of scale were being effectively shared with the Cayman Subsidiary and the Fund.
Benefits.  The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the Cayman Subsidiary. The Board noted that the Sub-Adviser does not expect to receive any direct or indirect “fall-out” benefits from its relationship with the Cayman Subsidiary.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including any compensation payable thereunder, were fair and reasonable to the Cayman Subsidiary. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of the Cayman Subsidiary and the Fund.

66

ROUNDHILL ETF TRUST
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements
Roundhill Magnificent Seven Covered Call ETF
At a regularly scheduled meeting held on February 25, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to Roundhill Magnificent Seven Covered Call ETF (the “New Fund,”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”), with respect to the New Fund.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to the New Fund by: (i) the vote of the shareholders of the New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of the New Fund’s proposed strategy, the services proposed to be provided to the New Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the New Fund, the New Fund’s proposed fees, and the operational aspects of the New Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser with respect to the New Fund. The Board deliberated on the approval of the Agreements with respect to the New Fund in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the New Fund; (ii) the New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the New Fund; (iv) comparative fee and expense data for the New Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Fund grows and whether the overall advisory fee for the New Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the New Fund, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to the New Fund separately.

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Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the New Fund, determining the assets to be purchased, retained or sold by the New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Fund, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust . The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the New Fund by the Adviser.
Performance. Because the New Fund had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about the New Fund’s investment strategy. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Fund under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for the New Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of the New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Fund relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Fund. The Board noted that the proposed unitary fee with respect to the New Fund was within the range of advisory fees and expense ratios for the Selected Peer Group with respect to the New Fund. The Board also took into account management’s discussion of the New Fund’s proposed unitary fee and the differences in the New Fund’s strategy from the Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the New Fund, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy. Based on its review, the Board concluded that the New Fund’s unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the

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Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Fund, taking into account the Adviser’s anticipated profitability analysis with respect to the New Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board took into account that the New Fund had not yet commenced operations and consequently, the future size of the New Fund and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board noted that the Adviser might realize economies of scale in managing the New Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the New Fund’s shareholders through the New Fund’s unitary fee structure. In the event there were to be significant asset growth in the New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the New Fund. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the New Fund. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees to be paid by the New Fund to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefits from services rendered to the New Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with the New Fund are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable with respect to the New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the New Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the New Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the New Fund. The Board noted the responsibilities that the Sub-Adviser would have as the New Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of the New Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board and proxy voting with respect to securities held by the New Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the New Fund, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s

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experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the New Fund by the Sub-Adviser.
Performance. Because the New Fund had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about the New Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the New Fund under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for the New Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding the New Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the New Fund. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the New Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the New Fund by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the New Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to the New Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the New Fund as assets grow in size. The Board considered that the fee to be charged by the sub-adviser for the services provided to the New Fund reflected breakpoints that referenced combined assets of the New Fund and of other series of the Trust managed by the Sub-Adviser. The Board determined that it would monitor fees as the New Fund’s assets grow to determine whether economies of scale were being effectively shared with the New Fund and its shareholders.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the New Fund. The Board considered the Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the New Fund. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the New Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with the New Fund are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of the New Fund and its shareholders.

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Roundhill U.S. Sovereign Wealth Fund ETF
Roundhill ABNB WeeklyPay ETF
Roundhill ARM WeeklyPay ETF
Roundhill LMT WeeklyPay ETF
Roundhill ASML WeeklyPay ETF
Roundhill MSTR WeeklyPay ETF
Roundhill AVGO WeeklyPay ETF
Roundhill NFLX WeeklyPay ETF
Roundhill BABA WeeklyPay ETF
Roundhill RDDT WeeklyPay ETF
Roundhill BRKB WeeklyPay ETF
Roundhill SHOP WeeklyPay ETF
Roundhill COST WeeklyPay ETF
Roundhill SPOT WeeklyPay ETF
Roundhill CRWD WeeklyPay ETF
Roundhill TSM WeeklyPay ETF
Roundhill DKNG WeeklyPay ETF
Roundhill UBER WeeklyPay ETF
Roundhill HOOD WeeklyPay ETF
Roundhill XOM WeeklyPay ETF
Roundhill Humanoid Robotics ETF
Roundhill Long VIX Futures Points ETF
Roundhill 2X Long VIX Futures Points ETF
Roundhill Short VIX Futures Points ETF
Roundhill 2X Short VIX Futures Points ETF
At a regularly scheduled meeting held on May 15, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to Roundhill U.S. Sovereign Wealth Fund ETF, Roundhill ABNB WeeklyPay ETF, Roundhill ARM WeeklyPay ETF, Roundhill LMT WeeklyPay ETF, Roundhill ASML WeeklyPay ETF, Roundhill MSTR WeeklyPay ETF, Roundhill AVGO WeeklyPay ETF, Roundhill NFLX WeeklyPay ETF, Roundhill BABA WeeklyPay ETF, Roundhill RDDT WeeklyPay ETF, Roundhill BRKB WeeklyPay ETF, Roundhill SHOP WeeklyPay ETF, Roundhill COST WeeklyPay ETF, Roundhill SPOT WeeklyPay ETF, Roundhill CRWD WeeklyPay ETF, Roundhill TSM WeeklyPay ETF, Roundhill DKNG WeeklyPay ETF, Roundhill UBER WeeklyPay ETF, Roundhill HOOD WeeklyPay ETF, Roundhill XOM WeeklyPay ETF, Roundhill Humanoid Robotics ETF, Roundhill Long VIX Futures Points ETF, Roundhill 2X Long, VIX Futures Points ETF, Roundhill Short VIX Futures Points ETF and Roundhill 2X Short VIX Futures Points ETF (each, a “New Fund,” and collectively, the “New Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each of the New Funds.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to each of the New Funds by: (i) the vote of the Board or shareholders of a New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each New Fund’s proposed strategy, the services proposed to be provided to the New Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching each New Fund, each New Fund’s proposed fees, and the operational aspects of each New Fund. The Board considered the Adviser’s and

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Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including memoranda from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser, including information provided in connection with the consideration of advisory and sub-advisory agreements for other funds in the Trust. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive sessions with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the New Funds; (ii) each New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the New Funds; (iv) comparative fee and expense data for the New Funds and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Funds grow and whether the overall advisory fee for the New Funds would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the New Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to each Fund separately.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the New Funds, determining the assets to be purchased, retained or sold by each New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Adviser.

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Performance. Because the New Funds had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Funds under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Funds. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each New Fund’s proposed unitary fee and the differences in each New Fund’s strategy from the applicable Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the New Funds, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy, except for the WeeklyPay suite. The Board considered that the proposed unitary management fee and the sub-advisory fee schedule for the WeeklyPay ETFs was the same as the fees for the existing WeeklyPay ETFs in the Trust. Based on its review, the Board concluded that the unitary fee with respect to each New Fund appeared to be competitive and is otherwise reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for each New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Funds, taking into account the Adviser’s anticipated profitability analysis with respect to the New Funds and the financial resources the Adviser had committed and proposed to commit to its business. The Board took into account that the New Funds had not yet commenced operations and consequently, the future size of the New Funds and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each New Fund’s shareholders through each New Fund’s unitary fee structure. In the event there were to be significant asset growth in a New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the New Funds. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees to be paid by the New Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefits from services rendered to the

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New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to each New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of each New Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the New Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each New Fund. The Board noted the responsibilities that the Sub-Adviser would have as each New Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of each New Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by each New Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser with respect to each Fund, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Sub-Adviser.
Performance. Because the New Funds had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the New Funds under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding each New Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the New Funds. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation, and is otherwise reasonable in light of the information provided.

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Agreements(Continued)
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each New Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the New Funds by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the New Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to each New Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board determined that it would monitor fees as each New Fund’s assets grow to determine whether economies of scale were being effectively shared with the New Fund and its shareholders.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the New Funds. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement with respect to each New Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to each of the New Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of each New Funds and its shareholders.

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Board Consideration and Approval of Advisory and Sub-Advisory
Agreements
Roundhill Long VIX Futures Points ETF
Roundhill 2X Long VIX Futures Points ETF
Roundhill Short VIX Futures Points ETF
Roundhill 2X Short VIX Futures Points ETF
At a regularly scheduled meeting held on May 15, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of investment management agreements (the “Investment Management Agreements”) between Roundhill Financial Inc. (the “Adviser”) and each of the Roundhill Long VIX Futures Points ETF Cayman Ltd., Roundhill 2X Long VIX Futures Points ETF Cayman Ltd., Roundhill Short VIX Futures Points ETF Cayman Ltd. And Roundhill 2X Short VIX Futures Points ETF Cayman Ltd. (each, a “Cayman Subsidiary” and collectively, the “Cayman Subsidiaries”), on behalf of the Roundhill Long VIX Futures Points ETF, Roundhill 2X Long, VIX Futures Points ETF, Roundhill Short VIX Futures Points ETF and Roundhill 2X Short VIX Futures Points ETF, resepctivelly (each, a “Fund” and collectively, the “Funds”), and sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Investment Management Agreements, the “Agreements”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each Cayman Subsidiary.
In addition to the written materials provided to the Board, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each Cayman Subsidiary’s proposed investments, the services proposed to be provided to each Cayman Subsidiary by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance program. The representatives from the Adviser discussed the rationale for establishing each Cayman Subsidiary and the operational aspects of each Cayman Subsidiary. They indicated that there would be no management fee charged with respect to the Cayman Subsidiaries. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received, including a memorandum from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering approval of investment advisory agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser. In considering the Agreements, the Board took into account the information and the factors and conclusions that it had considered in connection with approval of the Funds’ management and sub-advisory agreements at the Meeting, as applicable. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to each Cayman Subsidiary; (ii) each Cayman Subsidiary’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits, if any, to be realized by the Adviser and Sub-Adviser and their respective affiliates from the relationship with the Cayman Subsidiaries; (iv) comparative fee and expense data for each Cayman Subsidiary and other investment companies with similar investment objectives, if any; (v) the extent to which any economies of scale would be realized in connection with the operation of each Cayman Subsidiary; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with each Cayman Subsidiary, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

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Agreements(Continued)
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under each Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for each Cayman Subsidiary, determining the assets to be purchased, retained or sold by the Cayman Subsidiary, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust and the Cayman Subsidiaries. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to each Cayman Subsidiary, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Cayman Subsidiary. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about each Cayman Subsidiary, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each Cayman Subsidiary by the Adviser.
Performance. Because the Cayman Subsidiaries had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about each Cayman Subsidiary’s investments. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to each Cayman Subsidiary under the respective Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered that the Adviser has a unitary fee arrangement with each Fund, pursuant to which the Adviser receives a management fee from the Fund and pays all Fund operating expenses, with certain exceptions, and including the sub-advisory fees. The Board further considered that the Cayman Subsidiaries will not be assessed a management fee and will be included in the same fee arrangement as the respective Fund. The Board noted that each Cayman Subsidiary’s expenses will be paid by the Adviser pursuant to the unitary fee arrangement with the respective Fund.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser and each Fund advisory and sub-advisory fees, and the estimated profitability, of any, projected by the Adviser. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each Fund’s other expenses out of its own revenue and resources. The Board noted that the Adviser does not expect to receive separate compensation for managing the Cayman Subsidiaries, or any direct or indirect benefits from its relationship with the Cayman Subsidiaries.
Economies of Scale. The Board noted that the Adviser might realize economies of scale in managing each overall Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each

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Agreements(Continued)
Fund’s shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in a Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth. The Board noted that there would be no additional fee charged with respect to the Cayman Subsidiaries and that the Adviser would bear the expenses of each Caymen Subsidiary.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with each Cayman Subsidiary. The Board noted that the Adviser does not expect to receive any direct or indirect “fall-out” benefits from its relationship with the Cayman Subsidiaries.
Conclusion. No single factor was determinative of the Board’s decision to approve each Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of each Investment Management Agreement were fair and reasonable to each Cayman Subsidiary. The Board, including a majority of the Independent Trustees, therefore determined that the approval of each Investment Management Agreement for an initial term of two years was in the best interests of respective Cayman Subsidiary and respective Fund.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to each Cayman Subsidiary under the respective Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each Cayman Subsidiary. The Board noted the responsibilities that the Sub-Adviser would have as each Cayman Subsidiary’s investment sub-adviser, including: responsibility for the management of the securities and other assets of the Cayman Subsidiary, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by the Cayman Subsidiary.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each Cayman Subsidiary by the Sub-Adviser.
Performance. Because the Cayman Subsidiaries had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about each Cayman Subsidiary’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to each Cayman Subsidiary under the respective Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for each Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding each Cayman Subsidiary’s proposed sub-advisory fees and took into account that the Sub-Adviser would be paid the fees specified in the Sub-Advisory

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Agreements(Continued)
Agreement for the respective Fund and would receive no additional compensation with respect to each Cayman Subsidiary. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability of the Adviser and Sub-Adviser. The Board considered that any fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the respective Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser from the each Fund and the services to be provided with respect to each Cayman Subsidiary by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with each Cayman Subsidiary, if any, noting that the Sub-Adviser would not receive an additional fee with respect to the Cayman Subsidiary. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee from the respective Fund, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board noted that it currently appeared that the Sub-Adviser might realize economies of scale in managing each Cayman Subsidiary as assets grow in size. The Board determined that it would monitor fees as each Cayman Subsidiary’s assets grow to determine whether economies of scale were being effectively shared with the Cayman Subsidiary and the respective Fund.
Benefits.  The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with each Cayman Subsidiary. The Board noted that the Sub-Adviser does not expect to receive any direct or indirect “fall-out” benefits from its relationship with each Cayman Subsidiary.
Conclusion. No single factor was determinative of the Board’s decision to approve each Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of each Sub-Advisory Agreement, including any compensation payable thereunder, were fair and reasonable to each Cayman Subsidiary. The Board, including a majority of the Independent Trustees, therefore determined that the approval of each Sub-Advisory Agreement for an initial two-year term was in the best interests of each Cayman Subsidiary and the respective Fund.

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Board Consideration and Approval of Advisory and Sub-Advisory
Agreements
Roundhill AAPL WeeklyPay ETF (“AAPW ETF”)
Roundhill AMD WeeklyPay ETF (“AMDW ETF”)
Roundhill AMZN WeeklyPay ETF (“AMZW ETF”)
Roundhill COIN WeeklyPay ETF (“COIW ETF”)
Roundhill GOOGL WeeklyPay ETF (“GOOW ETF”)
Roundhill META WeeklyPay ETF (“METW ETF”)
Roundhill MSFT WeeklyPay ETF (“MSFW ETF”)
Roundhill PLTR WeeklyPay ETF (“PLTW ETF”)
Roundhill NVDA WeeklyPay ETF (“NVW ETF”)
Roundhill TSLA WeeklyPay ETF (“TSW ETF”)
Roundhill Weekly T-Bill ETF (“WEEK ETF”)
Roundhill Daily 2X Long China Dragons ETF (“DRX ETF”)
At a regularly scheduled meeting held on November 26, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to each of the Roundhill AAPL WeeklyPay ETF, Roundhill AMD WeeklyPay ETF, Roundhill AMZN WeeklyPay ETF, Roundhill COIN WeeklyPay ETF, Roundhill GOOGL WeeklyPay ETF, Roundhill META WeeklyPay ETF, Roundhill MSFT WeeklyPay ETF, Roundhill PLTR WeeklyPay ETF, Roundhill NVDA WeeklyPay ETF, Roundhill TSLA WeeklyPay ETF, Roundhill Weekly T-Bill ETF and Roundhill Daily 2X Long China Dragons ETF (each, a “New Fund,” and collectively, the “New Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each of the New Funds.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to each of the New Funds by: (i) the vote of the Board or shareholders of a New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each New Fund’s proposed strategy, the services proposed to be provided to the New Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching each New Fund, each New Fund’s proposed fees, and the operational aspects of each New Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including memoranda from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser, including information provided in connection with the consideration of advisory and sub-advisory agreements for other funds in the Trust. . The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive sessions with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the New Funds; (ii) each New Fund’s anticipated expenses and performance; (iii) the cost of the services

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Agreements(Continued)
to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the New Funds; (iv) comparative fee and expense data for the New Funds and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Funds grow and whether the overall advisory fee for the New Funds would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the New Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to each Fund separately.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the New Funds, determining the assets to be purchased, retained or sold by each New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Adviser.
Performance. Because the New Funds had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Funds under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Funds. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each New Fund’s proposed unitary

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Agreements(Continued)
fee and the differences in each New Fund’s strategy from the applicable Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the New Funds, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy. Based on its review, the Board concluded that the unitary fee with respect to each New Fund appeared to be competitive and is otherwise reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for each New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Funds, taking into account the Adviser’s anticipated profitability analysis with respect to the New Funds and the financial resources the Adviser had committed and proposed to commit to its business. The Board took into account that the New Funds had not yet commenced operations and consequently, the future size of the New Funds and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each New Fund’s shareholders through each New Fund’s unitary fee structure. In the event there were to be significant asset growth in a New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the New Funds. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees to be paid by the New Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefits from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to each New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of each New Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the New Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each New Fund. The Board noted the responsibilities that the Sub-Adviser would have as each New Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of each New Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection

82

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by each New Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser with respect to each Fund, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Sub-Adviser.
Performance. Because the New Funds had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the New Funds under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding each New Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the New Funds. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation, and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each New Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the New Funds by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the New Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to each New Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board determined that it would monitor fees as each New Fund’s assets grow to determine whether economies of scale were being effectively shared with the New Fund and its shareholders.

83

Roundhill ETF Trust
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the New Funds. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement with respect to each New Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to each of the New Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of each New Funds and its shareholders.

84

Roundhill ETF Trust WeeklyPay ETFs
Roundhill AAPL WeeklyPay ETF (AAPW)
Roundhill AMZN WeeklyPay ETF (AMZW)
Roundhill BRKB WeeklyPay ETF (BRKW)
Roundhill COIN WeeklyPay ETF (COIW)
Roundhill HOOD WeeklyPay ETF (HOOW)
Roundhill META WeeklyPay ETF (METW)
Roundhill NFLX WeeklyPay ETF (NFLW)
Roundhill NVDA WeeklyPay ETF (NVDW)
Roundhill PLTR WeeklyPay ETF (PLTW)
Roundhill TSLA WeeklyPay ETF (TSLW)
Semi-Annual Financial Statements & Other Information
June 30, 2025 (Unaudited)

Roundhill AAPL WeeklyPay ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 20.0%
Computers - 20.0%
Apple, Inc.	6,601	$1,354,327
TOTAL COMMON STOCKS (Cost $1,380,629)		1,354,327
SHORT-TERM INVESTMENTS - 159.9%
Money Market Funds - 30.5%
First American Government Obligations Fund - Class X, 4.23%(a)(b)	2,078,660	2,078,660
	Par
U.S. Treasury Bills - 129.4%
4.22%, 07/01/2025(c)(d)	$3,607,000	3,607,000
4.19%, 07/31/2025(c)(d)	5,212,000	5,194,095
		8,801,095
TOTAL SHORT-TERM INVESTMENTS (Cost $10,879,754)		10,879,755
TOTAL INVESTMENTS - 179.9% (Cost $12,260,383)		$12,234,082
Liabilities in Excess of Other Assets - (79.9)%		(5,431,746)
TOTAL NET ASSETS - 100.0%		$6,802,336

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown is the annualized effective yield as of June 30, 2025.
(d)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

1

Roundhill AAPL WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Apple, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	03/19/2026	$6,777,996	$(186,482)
Net Unrealized Appreciation (Depreciation)							$(186,482)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,354,327	$—	$—	$1,354,327
Money Market Funds	2,078,660	—	—	2,078,660
U.S. Treasury Bills	—	8,801,095	—	8,801,095
Total Investments	$3,432,987	$8,801,095	$—	$12,234,082
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$0	$(186,482)	$—	$(186,482)
Total Other Financial Instruments	$0	$(186,482)	$—	$(186,482)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

Roundhill AMZN WeeklyPay ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 20.1%
Internet - 20.1%
Amazon.com, Inc.(a)	1,393	$305,610
TOTAL COMMON STOCKS (Cost $299,412)		305,610
SHORT-TERM INVESTMENTS - 144.1%
Money Market Funds - 39.4%
First American Government Obligations Fund - Class X, 4.25%(b)(c)	602,336	602,336
	Par
U.S. Treasury Bills - 104.7%
4.08%, 07/01/2025(d)(e)	$599,000	599,000
4.19%, 07/31/2025(d)(e)	1,002,000	998,558
		1,597,558
TOTAL SHORT-TERM INVESTMENTS (Cost $2,199,894)		2,199,894
TOTAL INVESTMENTS - 164.2% (Cost $2,499,306)		$2,505,504
Liabilities in Excess of Other Assets - (64.2)%		(979,231)
TOTAL NET ASSETS - 100.0%		$ 1,526,273

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown is the annualized effective yield as of June 30, 2025.
(e)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

3

Roundhill AMZN WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Amazon.com, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	07/20/2026	$1,527,174	$ 28,515
Net Unrealized Appreciation (Depreciation)							$ 28,515

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$305,610	$—	$—	$305,610
Money Market Funds	602,336	—	—	602,336
U.S. Treasury Bills	—	1,597,558	—	1,597,558
Total Investments	$907,946	$1,597,558	$—	$2,505,504
Other Financial Instruments:
Total Return Swaps*	$—	$28,515	$—	$28,515
Total Other Financial Instruments	$—	$28,515	$—	$28,515

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

Roundhill BRKB WeeklyPay ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 20.0%
Insurance - 20.0%
Berkshire Hathaway, Inc. - Class B(a)	821	$398,817
TOTAL COMMON STOCKS (Cost $399,614)		398,817
SHORT-TERM INVESTMENTS - 139.8%
Money Market Funds - 34.8%
First American Government Obligations Fund - Class X, 4.25%(b)(c)	695,816	695,816
	Par
U.S. Treasury Bills - 105.0%
4.08%, 07/01/2025(d)(e)	$599,000	599,000
4.19%, 07/31/2025(d)(e)	1,503,000	1,497,836
		2,096,836
TOTAL SHORT-TERM INVESTMENTS (Cost $2,792,652)		2,792,652
TOTAL INVESTMENTS - 159.8% (Cost $3,192,266)		$3,191,469
Liabilities in Excess of Other Assets - (59.8)%		(1,194,262)
TOTAL NET ASSETS - 100.0%		$1,997,207

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown is the annualized effective yield as of June 30, 2025.
(e)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

5

Roundhill BRKB WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Berkshire Hathaway, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	07/20/2026	$1,997,972	$(7,047)
Net Unrealized Appreciation (Depreciation)							$(7,047)

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$398,817	$—	$—	$398,817
Money Market Funds	695,816	—	—	695,816
U.S. Treasury Bills	—	2,096,836	—	2,096,836
Total Investments	$1,094,633	$2,096,836	$—	$3,191,469
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$0	$(7,047)	$—	$(7,047)
Total Other Financial Instruments	$0	$(7,047)	$—	$(7,047)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

6

Roundhill COIN WeeklyPay ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 11.4%
Diversified Financial Services - 11.4%
Coinbase Global, Inc. - Class A(a)	8,360	$2,930,096
TOTAL COMMON STOCKS (Cost $1,576,494)		2,930,096
SHORT-TERM INVESTMENTS - 100.9%
Money Market Funds - 9.5%
First American Government Obligations Fund - Class X, 4.25%(b)	2,459,474	2,459,474
	Par
U.S. Treasury Bills - 91.4%
4.20%, 07/01/2025(c)(d)	$11,019,000	11,019,000
4.19%, 07/31/2025(c)(d)	12,530,000	12,486,954
		23,505,954
TOTAL SHORT-TERM INVESTMENTS (Cost $25,965,428)		25,965,428
TOTAL INVESTMENTS - 112.3% (Cost $27,541,922)		$28,895,524
Liabilities in Excess of Other Assets - (12.3)%		(3,166,611)
TOTAL NET ASSETS - 100.0%		$ 25,728,913

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	The rate shown is the annualized effective yield as of June 30, 2025.
(d)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

7

Roundhill COIN WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Coinbase Global, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.75%	Termination	03/19/2026	$28,003,100	$3,566,377
Net Unrealized Appreciation (Depreciation)							$3,566,377

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,930,096	$—	$—	$2,930,096
Money Market Funds	2,459,474	—	—	2,459,474
U.S. Treasury Bills	—	23,505,954	—	23,505,954
Total Investments	$5,389,570	$23,505,954	$—	$28,895,524
Other Financial Instruments:
Total Return Swaps*	$—	$3,566,377	$—	$3,566,377
Total Other Financial Instruments	$—	$3,566,377	$—	$3,566,377

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

8

Roundhill HOOD WeeklyPay ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 107.7%
Money Market Funds - 21.9%
First American Government Obligations Fund - Class X, 4.25%(a)	559,503	$559,503
	Par
U.S. Treasury Bills - 85.8%
4.08%, 07/01/2025(b)(c)	$899,000	899,000
4.19%, 07/31/2025(c)(b)	1,303,000	1,298,524
		2,197,524
TOTAL SHORT-TERM INVESTMENTS (Cost $2,757,027)		2,757,027
TOTAL INVESTMENTS - 107.7% (Cost $2,757,027)		$2,757,027
Liabilities in Excess of Other Assets - (7.7)%		(196,090)
TOTAL NET ASSETS - 100.0%		$ 2,560,937

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
(c)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

9

Roundhill HOOD WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Robinhood Markets, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.75%	Termination	07/20/2026	$3,010,111	$ 379,336
Net Unrealized Appreciation (Depreciation)							$ 379,336

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$559,503	$—	$—	$559,503
U.S. Treasury Bills	—	2,197,524	—	2,197,524
Total Investments	$559,503	$2,197,524	$—	$2,757,027
Other Financial Instruments:
Total Return Swaps*	$—	$379,336	$—	$379,336
Total Other Financial Instruments	$—	$379,336	$—	$379,336

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

10

Roundhill META WeeklyPay ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 20.0%
Internet - 20.0%
Meta Platforms, Inc. - Class A	287	$ 211,831
TOTAL COMMON STOCKS (Cost $202,306)		211,831
SHORT-TERM INVESTMENTS - 142.2%
Money Market Funds - 19.9%
First American Government Obligations Fund - Class X, 4.25%(a)	210,924	210,924
	Par
U.S. Treasury Bills - 122.3%
4.08%, 07/01/2025(b)(c)	$599,000	599,000
4.19%, 07/31/2025(b)(c)	701,000	698,592
		1,297,592
TOTAL SHORT-TERM INVESTMENTS (Cost $1,508,516)		1,508,516
TOTAL INVESTMENTS - 162.2% (Cost $1,710,822)		$1,720,347
Liabilities in Excess of Other Assets - (62.2)%		(659,789)
TOTAL NET ASSETS - 100.0%		$ 1,060,558

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
(c)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

11

Roundhill META WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Meta Platforms, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	07/20/2026	$1,058,421	$ 45,638
Net Unrealized Appreciation (Depreciation)							$ 45,638

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$211,831	$—	$—	$211,831
Money Market Funds	210,924	—	—	210,924
U.S. Treasury Bills	—	1,297,592	—	1,297,592
Total Investments	$422,755	$1,297,592	$—	$1,720,347
Other Financial Instruments:
Total Return Swaps*	$—	$45,638	$—	$45,638
Total Other Financial Instruments	$—	$45,638	$—	$45,638

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

12

Roundhill NFLX WeeklyPay ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 20.0%
Internet - 20.0%
Netflix, Inc.(a)	165	$220,956
TOTAL COMMON STOCKS (Cost $206,306)		220,956
SHORT-TERM INVESTMENTS - 142.2%
Money Market Funds - 20.1%
First American Government Obligations Fund - Class X, 4.25%(b)	221,389	221,389
	Par
U.S. Treasury Bills - 122.1%
4.08%, 07/01/2025(c)(d)	$599,000	599,000
4.19%, 07/31/2025(c)(d)	751,000	748,420
		1,347,420
TOTAL SHORT-TERM INVESTMENTS (Cost $1,568,809)		1,568,809
TOTAL INVESTMENTS - 162.2% (Cost $1,775,115)		$1,789,765
Liabilities in Excess of Other Assets - (62.2)%		(686,236)
TOTAL NET ASSETS - 100.0%		$1,103,529

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	The rate shown is the annualized effective yield as of June 30, 2025.
(d)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

13

Roundhill NFLX WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Netflix, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.75%	Termination	07/20/2026	$1,099,426	$70,958
Net Unrealized Appreciation (Depreciation)							$70,958

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$220,956	$—	$—	$220,956
Money Market Funds	221,389	—	—	221,389
U.S. Treasury Bills	—	1,347,420	—	1,347,420
Total Investments	$442,345	$1,347,420	$—	$1,789,765
Other Financial Instruments:
Total Return Swaps*	$—	$70,958	$—	$70,958
Total Other Financial Instruments	$—	$70,958	$—	$70,958

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

14

Roundhill NVDA WeeklyPay ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 19.9%
Semiconductors - 19.9%
NVIDIA Corp.	22,879	$ 3,614,653
TOTAL COMMON STOCKS (Cost $2,996,684)		3,614,653
SHORT-TERM INVESTMENTS - 125.5%
Money Market Funds - 18.2%
First American Government Obligations Fund - Class X, 4.25%(a)	3,291,857	3,291,857
	Par
U.S. Treasury Bills - 107.3%
4.20%, 07/01/2025(b)(c)	$8,413,000	8,413,000
4.19%, 07/31/2025(b)(c)	11,026,000	10,988,121
		19,401,121
TOTAL SHORT-TERM INVESTMENTS (Cost $22,692,978)		22,692,978
TOTAL INVESTMENTS - 145.4% (Cost $25,689,662)		$26,307,631
Liabilities in Excess of Other Assets - (45.4)%		(8,220,303)
TOTAL NET ASSETS - 100.0%		$ 18,087,328

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	The rate shown is the annualized effective yield as of June 30, 2025.
(c)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

15

Roundhill NVDA WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
NVIDIA Corp.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	03/19/2026	$18,082,903	$ 2,944,223
Net Unrealized Appreciation (Depreciation)							$ 2,944,223

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,614,653	$—	$—	$3,614,653
Money Market Funds	3,291,857	—	—	3,291,857
U.S. Treasury Bills	—	19,401,121	—	19,401,121
Total Investments	$6,906,510	$19,401,121	$—	$26,307,631
Other Financial Instruments:
Total Return Swaps*	$—	$2,944,223	$—	$2,944,223
Total Other Financial Instruments	$—	$2,944,223	$—	$2,944,223

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

16

Roundhill PLTR WeeklyPay ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 19.4%
Software - 19.4%
Palantir Technologies, Inc. - Class A(a)	95,575	$ 13,028,784
TOTAL COMMON STOCKS (Cost $11,553,091)		13,028,784
SHORT-TERM INVESTMENTS - 129.0%
Money Market Funds - 10.6%
First American Government Obligations Fund - Class X, 4.25%(b)	7,056,816	7,056,816
	Par
U.S. Treasury Bills - 118.4%
4.16%, 07/01/2025(c)(d)	$38,247,000	38,247,000
4.19%, 07/31/2025(c)(d)	41,100,000	40,958,805
		79,205,805
TOTAL SHORT-TERM INVESTMENTS (Cost $86,262,621)		86,262,621
TOTAL INVESTMENTS - 148.4% (Cost $97,815,712)		$99,291,405
Liabilities in Excess of Other Assets - (48.4)%		(32,399,268)
TOTAL NET ASSETS - 100.0%		$66,892,137

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	The rate shown is the annualized effective yield as of June 30, 2025.
(d)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

17

Roundhill PLTR WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Palantir Technologies, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.75%	Termination	03/19/2026	$66,548,425	$ 7,362,600
Net Unrealized Appreciation (Depreciation)							$ 7,362,600

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$13,028,784	$—	$—	$13,028,784
Money Market Funds	7,056,816	—	—	7,056,816
U.S. Treasury Bills	—	79,205,805	—	79,205,805
Total Investments	$20,085,600	$79,205,805	$—	$99,291,405
Other Financial Instruments:
Total Return Swaps*	$—	$7,362,600	$—	$7,362,600
Total Other Financial Instruments	$—	$7,362,600	$—	$7,362,600

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

18

Roundhill TSLA WeeklyPay ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 20.1%
Auto Manufacturers - 20.1%
Tesla, Inc.(a)	12,500	$ 3,970,750
TOTAL COMMON STOCKS (Cost $3,847,311)		3,970,750
SHORT-TERM INVESTMENTS - 142.7%
Money Market Funds - 11.3%
First American Government Obligations Fund - Class X, 4.25%(b)	2,244,459	2,244,460
	Par
U.S. Treasury Bills - 131.4%
4.19%, 07/01/2025(c)(d)	$12,018,000	12,018,000
4.19%, 07/31/2025(c)(d)	14,034,000	13,985,787
		26,003,787
TOTAL SHORT-TERM INVESTMENTS (Cost $28,248,247)		28,248,247
TOTAL INVESTMENTS - 162.8% (Cost $32,095,558)		$32,218,997
Liabilities in Excess of Other Assets - (62.8)%		(12,423,109)
TOTAL NET ASSETS - 100.0%		$19,795,888

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	The rate shown is the annualized effective yield as of June 30, 2025.
(d)	All or a portion of security has been pledged as collateral.
The accompanying notes are an integral part of these financial statements.

19

Roundhill TSLA WeeklyPay ETF
Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Tesla, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	03/19/2026	$19,874,716	$ 463,489
Net Unrealized Appreciation (Depreciation)							$ 463,489

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,970,750	$—	$—	$3,970,750
Money Market Funds	2,244,460	—	—	2,244,460
U.S. Treasury Bills	—	26,003,787	—	26,003,787
Total Investments	$6,215,210	$26,003,787	$—	$32,218,997
Other Financial Instruments:
Total Return Swaps*	$—	$463,489	$—	$463,489
Total Other Financial Instruments	$—	$463,489	$—	$463,489

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

20

Roundhill ETF Trust WeeklyPay ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	Roundhill AAPL WeeklyPay ETF	Roundhill AMZN WeeklyPay ETF	Roundhill BRKB WeeklyPay ETF	Roundhill COIN WeeklyPay ETF	Roundhill HOOD WeeklyPay ETF
ASSETS:
Investments, at value	$12,234,082	$2,505,504	$3,191,469	$28,895,524	$2,757,027
Dividends receivable	3,105	398	455	2,496	374
Unrealized appreciation on swap contracts	—	28,515	—	3,566,377	379,336
Receivable for fund shares sold	—	—	—	2,682,189	—
Cash	—	—	320,000	7,620,000	760,000
Total assets	12,237,187	2,534,417	3,511,924	42,766,586	3,896,737
LIABILITIES:
Payable for investments purchased	5,194,095	998,558	1,497,837	16,695,154	1,298,524
Unrealized depreciation on swap contracts	186,482	—	7,221	—	—
Payable for swap contracts	—	174
Distributions payable	50,424	9,355	9,414	330,359	36,740
Payable to adviser	3,850	231	245	12,160	256
Total liabilities	5,434,851	1,008,144	1,514,717	17,37,673	1,335,520
NET ASSETS	$6,802,336	$1,526,273	$1,997,207	$25,728,913	$2,560,937
Net Assets Consists of:
Paid-in capital	$7,430,639	$1,500,101	$2,013,821	$19,730,012	$2,217,627
Total distributable earnings/(accumulated losses)	(628,303)	26,172	(16,614)	5,998,901	343,310
Total net assets	$6,802,336	$1,526,273	$1,997,207	$25,728,913	$2,560,937
Net assets	$6,802,336	$1,526,273	$1,997,207	$25,728,913	$2,560,937
Shares issued and outstanding(a)	190,000	30,000	40,000	480,000	40,000
Net asset value per share	$35.80	$50.88	$49.93	$53.60	$64.02
Cost:
Investments, at cost	$12,260,383	$2,499,306	$3,192,266	$27,541,922	$2,757,027

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

21

Roundhill ETF Trust WeeklyPay ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)(Continued)

	Roundhill META WeeklyPay ETF	Roundhill NFLX WeeklyPay ETF	Roundhill NVDA WeeklyPay ETF	Roundhill PLTR WeeklyPay ETF	Roundhill TSLA WeeklyPay ETF
ASSETS:
Investments, at value	$1,720,347	$1,789,765	$26,307,631	$99,291,405	$32,218,997
Unrealized appreciation on swap contracts	45,638	70,958	2,294,223	7,362,600	463,489
Dividends receivable	150	236	4,036	10,523	3,192
Receivable for fund shares sold	—	—	—	2,558,387	1,707,850
Cash	—	—	358	—	—
Total assets	1,766,135	1,860,959	29,256,248	109,222,915	34,393,528
LIABILITIES:
Payable for investments purchased	698,592	748,420	10,988,121	41,310,672	14,328,553
Distributions payable	6,762	8,781	171,191	983,224	257,995
Payable to adviser	223	229	9,608	36,882	11,092
Total liabilities	705,577	757,430	11,168,920	42,330,778	14,597,640
NET ASSETS	$ 1,060,558	$1,103,529	$18,087,328	$66,892,137	$19,795,888
Net Assets Consists of:
Paid-in capital	$1,011,583	$1,026,048	$15,862,264	$64,080,806	$21,095,490
Total distributable earnings/(accumulated losses)	48,975	77,481	2,225,064	2,811,331	(1,299,602)
Total net assets	$ 1,060,558	$1,103,529	$18,087,328	$66,892,137	$19,795,888
Net assets	$1,060,558	$1,103,529	$18,087,328	$66,892,137	$19,795,888
Shares issued and outstanding(a)	20,000	20,000	380,000	1,570,000	580,000
Net asset value per share	$53.03	$55.18	$47.60	$42.61	$34.13
Cost:
Investments, at cost	$1,710,822	$1,775,115	$25,689,662	$97,815,712	$32,095,558

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

22

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2025 (Unaudited)

	Roundhill AAPL WeeklyPay ETF(a)	Roundhill AMZN WeeklyPay ETF(b)	Roundhill BRKB WeeklyPay ETF(b)	Roundhill COIN WeeklyPay ETF(a)	Roundhill HOOD WeeklyPay ETF(b)
INVESTMENT INCOME:
Dividend income	$13,385	$397	$454	$5,271	$374
Interest income	11,375	648	649	31,049	877
Total investment income	24,760	1,045	1,103	36,320	1,251
EXPENSES:
Investment advisory fee	9,134	231	245	21,670	257
Total expenses	9,134	231	245	21,670	257
Net investment income	15,626	814	858	14,650	994
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(20,577)	—	(40)	2,867,409	—
Swap contracts	(107,436)	—	(174)	(364,290)	(280)
Net realized gain (loss)	(128,013)	—	(214)	2,503,119	(280)
Net change in unrealized appreciation (depreciation) on:
Investments	(26,301)	6,198	(797)	1,353,602	—
Swap contracts	(186,482)	28,515	(7,047)	3,566,377	379,336
Net change in unrealized appreciation (depreciation)	(212,783)	34,713	(7,844)	4,919,979	379,336
Net realized and unrealized gain (loss)	(340,796)	34,713	(8,058)	7,423,098	379,056
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (325,170)	$35,527	$(7,200)	$7,437,748	$380,050

(a)	Inception date of the Fund was February 18, 2025.
(b)	Inception date of the Fund was June 17, 2025.
The accompanying notes are an integral part of these financial statements.

23

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	Roundhill META WeeklyPay ETF(a)	Roundhill NFLX WeeklyPay ETF(a)	Roundhill NVDA WeeklyPay ETF(b)	Roundhill PLTR WeeklyPay ETF(b)	Roundhill TSLA WeeklyPay ETF(b)
INVESTMENT INCOME:
Dividend income	$148	$235	$20,001	$29,238	$9,671
Interest income	649	648	23,205	88,561	31,485
Total investment income	797	883	43,206	117,799	41,156
EXPENSES:
Investment advisory fee	223	229	21,884	67,362	22,156
Total expenses	223	229	21,884	67,362	22,156
Net investment income	574	654	21,322	50,437	19,000
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	—	(33,054)	(139,139)	(55,954)
Swap contracts	—	—	(171,539)	(681,778)	(287,408)
Net realized gain (loss)	—	—	(204,593)	(820,917)	(343,362)
Net change in unrealized appreciation (depreciation) on:
Investments	9,525	14,650	617,969	1,475,693	123,439
Swap contracts	45,638	70,958	2,944,223	7,362,600	463,489
Net change in unrealized appreciation (depreciation)	55,163	85,608	3,562,192	8,838,293	586,928
Net realized and unrealized gain (loss)	55,163	85,608	3,357,599	8,017,376	243,566
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 55,737	$86,262	$3,378,921	$8,067,813	$262,566

(a)	Inception date of the Fund was June 17, 2025.
(b)	Inception date of the Fund was February 18, 2025.
The accompanying notes are an integral part of these financial statements.

24

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Roundhill AAPL WeeklyPay ETF	Roundhill AMZN WeeklyPay ETF	Roundhill BRKB WeeklyPay ETF	Roundhill COIN WeeklyPay ETF
	Period Ended June 30, 2025(a) (Unaudited)	Period Ended June 30, 2025(b) (Unaudited)	Period Ended June 30, 2025(b) (Unaudited)	Period Ended June 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$15,626	$814	$858	$14,650
Net realized gain (loss)	(128,013)	—	(214)	2,503,119
Net change in unrealized appreciation (depreciation)	(212,783)	34,713	(7,844)	4,919,979
Net increase (decrease) in net assets from operations	(325,170)	35,527	(7,200)	7,437,748
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(303,133)	(9,355)	(9,414)	(1,438,847)
Total distributions to shareholders	(303,133)	(9,355)	(9,414)	(1,438,847)
CAPITAL TRANSACTIONS:
Shares sold	7,426,183	1,499,351	2,012,815	27,403,808
Shares redeemed	—	—	—	(7,689,122)
ETF transaction fees (See Note 4)	4,456	750	1,006	15,326
Net increase (decrease) in net assets from capital transactions	7,430,639	1,500,101	2,013,821	19,730,012
Net increase (decrease) in net assets	6,802,336	1,526,273	1,997,207	25,728,913
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 6,802,336	$1,526,273	$1,997,207	$25,728,913
SHARES TRANSACTIONS
Shares sold	190,000	30,000	40,000	620,000
Shares redeemed	—	—	—	(140,000)
Total increase (decrease) in shares outstanding	190,000	30,000	40,000	480,000

(a)	Inception date of the Fund was February 18, 2025.
(b)	Inception date of the Fund was June 17, 2025.
The accompanying notes are an integral part of these financial statements.

25

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill HOOD WeeklyPay ETF	Roundhill META WeeklyPay ETF	Roundhill NFLX WeeklyPay ETF	Roundhill NVDA WeeklyPay ETF
	Period Ended June 30, 2025(a) (Unaudited)	Period Ended June 30, 2025(a) (Unaudited)	Period Ended June 30, 2025(a) (Unaudited)	Period Ended June 30, 2025(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$994	$574	$654	$21,322
Net realized gain (loss)	(280)	—	—	(204,593)
Net change in unrealized appreciation (depreciation)	379,336	55,163	85,608	3,562,192
Net increase (decrease) in net assets from operations	380,050	55,737	86,262	3,378,921
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(36,740)	(6,762)	(8,781)	(1,153,857)
Total distributions to shareholders	(36,740)	(6,762)	(8,781)	(1,153,857)
CAPITAL TRANSACTIONS:
Shares sold	2,216,076	1,011,077	1,025,535	15,849,584
ETF transaction fees (See Note 4)	1,551	506	513	12,680
Net increase (decrease) in net assets from capital transactions	2,217,627	1,011,583	1,026,048	15,862,264
Net increase (decrease) in net assets	2,560,937	1,060,558	1,103,529	18,087,328
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 2,560,937	$1,060,558	$1,103,529	$18,087,328
SHARES TRANSACTIONS
Shares sold	40,000	20,000	20,000	380,000
Total increase (decrease) in shares outstanding	40,000	20,000	20,000	380,000

(a)	Inception date of the Fund was June 17, 2025.
(b)	Inception date of the Fund was February 18, 2025.
The accompanying notes are an integral part of these financial statements.

26

ROUNDHILL ETF TRUST WEEKLYPAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Roundhill PLTR WeeklyPay ETF	Roundhill TSLA WeeklyPay ETF
	Period Ended June 30, 2025(a) (Unaudited)	Period Ended June 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$50,437	$19,000
Net realized gain (loss)	(820,917)	(343,362)
Net change in unrealized appreciation (depreciation)	8,838,293	586,928
Net increase (decrease) in net assets from operations	8,067,813	262,566
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,256,482)	(1,562,168)
Total distributions to shareholders	(5,256,482)	(1,562,168)
CAPITAL TRANSACTIONS:
Shares sold	65,919,430	21,078,627
Shares redeemed	(1,892,874)	—
ETF transaction fees (See Note 4)	54,250	16,863
Net increase (decrease) in net assets from capital transactions	64,080,806	21,095,490
Net increase (decrease) in net assets	66,892,137	19,795,888
NET ASSETS:
Beginning of the period	—	—
End of the period	$ 66,892,137	$19,795,888
SHARES TRANSACTIONS
Shares sold	1,630,000	580,000
Shares redeemed	(60,000)	—
Total increase (decrease) in shares outstanding	1,570,000	580,000

(a)	Inception date of the Fund was February 18, 2025.
The accompanying notes are an integral part of these financial statements.

27

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Total Distributions	ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Ratio of Expense to Average Net assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover rate(c)(e)
Roundhill AAPL WeeklyPay ETF
6/30/2025(f)(g)	$50.16	0.23	(10.67)	(10.44)	(3.99)	(3.99)	0.07	$35.80	−20.78%	$6,802	0.99%	1.69%	13%
Roundhill AMZN WeeklyPay ETF
6/30/2025(f)(h)	$49.98	0.05	1.11	1.16	(0.31)	(0.31)	0.05	$50.88	2.42%	$1,526	0.99%	3.48%	—%
Roundhill BRKB WeeklyPay ETF
6/30/2025(f)(h)	$49.94	0.05	0.12	0.17	(0.24)	(0.24)	0.06	$49.93	0.45%	$1,997	0.99%	3.47%	1%
Roundhill COIN WeeklyPay ETF
6/30/2025(f)(g)	$50.20	0.09	10.72	10.81	(7.51)	(7.51)	0.10	$53.60	32.35%	$25,729	0.99%	0.67%	23%
Roundhill HOOD WeeklyPay ETF
6/30/2025(f)(h)	$50.03	0.06	14.76	14.82	(0.92)	(0.92)	0.10	$64.03	29.81%	$2,561	0.99%	3.84%	—%
Roundhill META WeeklyPay ETF
6/30/2025(f)(h)	$49.93	0.04	3.37	3.41	(0.34)	(0.34)	0.03	$53.03	6.88%	$1,061	0.99%	2.55%	—%
Roundhill NFLX WeeklyPay ETF
6/30/2025(f)(h)	$49.86	0.05	5.67	5.72	(0.44)	(0.44)	0.04	$55.18	11.54%	$1,104	0.99%	2.60%	—%
Roundhill NVDA WeeklyPay ETF
6/30/2025(f)(g)	$49.96	0.14	3.81	3.95	(6.39)	(6.39)	0.08	$47.60	12.36%	$18,087	0.99%	0.96%	10%
Roundhill PLTR WeeklyPay ETF
6/30/2025(f)(g)	$50.67	0.11	0.38	0.49	(8.67)	(8.67)	0.12	$42.61	5.70%	$66,892	0.99%	0.74%	17%
Roundhill TSLA WeeklyPay ETF
6/30/2025(f)(g)	$50.08	0.11	(8.70)	(8.59)	(7.46)	(7.46)	0.10	$34.13	−15.45%	$19,796	0.99%	0.85%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was February 18, 2025.
(h)	Inception date of the Fund was June 17, 2025.
The accompanying notes are an integral part of these financial statements.

28

Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)
1. ORGANIZATION
The Roundhill WeeklyPay ETFs are series of Roundhill ETF Trust. The Trust was organized as a Delaware statutory trust on May 2, 2023, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2025, the Roundhill WeeklyPay ETFs consist of 10 active series identified below (each a “Fund” and collectively, the “Funds”).

Fund Name	Company	Ticker	Diversified/ Non-Diversified	Commencement of Operations
Roundhill AAPL WeeklyPay ETF	Apple, Inc.	AAPW	Non-Diversified	February 19, 2025
Roundhill AMZN WeeklyPay ETF	Amazon.com, Inc.	AMZW	Non-Diversified	June 17, 2025
Roundhill BRKB WeeklyPay ETF	Berkshire Hathaway, Inc. Class B	BRKW	Non-Diversified	June 17, 2025
Roundhill COIN WeeklyPay ETF	Coinbase Global, Inc.	COIW	Non-Diversified	February 19, 2025
Roundhill HOOD WeeklyPay ETF	Robinhood Markets, Inc.	HOOW	Non-Diversified	June 17, 2025
Roundhill META WeeklyPay ETF	Meta Platforms, Inc.	METW	Non-Diversified	June 17, 2025
Roundhill NFLX WeeklyPay ETF	Netflix, Inc.	NFLW	Non-Diversified	June 17, 2025
Roundhill NVDA WeeklyPay ETF	NVIDIA Corp.	NVDW	Non-Diversified	February 19, 2025
Roundhill PLTR WeeklyPay ETF	Palantir Technologies, Inc.	PLTW	Non-Diversified	February 19, 2025
Roundhill TSLA WeeklyPay ETF	Tesla, Inc.	TSLW	Non-Diversified	February 19, 2025

Each Fund is actively managed with a primary investment objective to pay weekly distributions. Each Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of the common shares of the respective company as indicated above.
Costs incurred by the Fund in connection with the registration and initial public offering of shares were paid by Roundhill Financial Inc. (“Roundhill” or the “Adviser”).
2. SIGNIFICANT ACCOUNTING POLICIES
The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

29

Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of June 30, 2025, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser, has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3.
In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available evaluated mean or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Total return swaps are valued using the closing price of the underlying security for each contract.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

30

Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. Discounts/premiums on debt securities are accreted/amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of June 30, 2025, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of June 30, 2025, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – The Funds enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements are usually be settled on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The Funds may also take physical settlement of the underlying security when closing a swap agreement. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds.

31

Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swap Contracts are gross settlement amounts.
The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2025.

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not Offset in the Statements of Assets & Liabilities*		Net Amount
						Financial Instruments	Collateral Paid
AAPW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(186,482)	$ —	$(186,482)	$186,482	$—	$—
AMZW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$28,515	$—	$28,515	$—	$—	$28,515
BRKW
Liabilities	Nomura Securities International Inc.	Total Return Swap Contracts	$(7,221)	$—	$(7,221)	$7,221	$—	$—
COIW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$3,566,377	$—	$3,566,377	$—	$—	$3,566,377
HOOW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$379,336	$—	$379,336	$—	$—	$379,336
METW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$45,638	$—	$45,638	$—	$—	$45,638
NFLW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$70,958	$—	$70,958	$—	$—	$70,958
NVDW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$2,294,223	$—	$2,294,223	$—	$—	$2,294,223
PLTW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$7,362,600	$—	$7,362,600	$—	$—	$7,362,600
TSLW
Assets	Nomura Securities International Inc.	Total Return Swap Contracts	$463,489	$—	$463,489	$—	$—	$463,489

*	Over-collateralization of financial instruments or cash is not shown.

32

Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The average monthly notional amount of the swap contracts during the fiscal period ended June 30, 2025 was as follows:

AAPW	$3,362,255
AMZW	1,527,174
BRKW	1,997,972
COIW	9,472,982
HOOW	3,010,111
METW	1,058,421
NFLW	1,099,426
NVDW	7,902,345
PLTW	24,777,949
TSLW	7,855,969

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of June 30, 2025:

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
AAPW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	$—	$186,482
AMZW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	28,515	—
BRKW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	—	7,221
COIW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	3,566,377	—
HOOW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	379,336	—
METW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	45,638	—
NFLW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	70,958	—
NVDW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	2,294,223	—
PLTW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	7,362,600	—
TSLW	Equity Risk Swap Contracts	Unrealized appreciation/depreciation on swap contracts	463,489	—

The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the fiscal period ended June 30, 2025:

Fund	Derivative	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
APPW	Equity Risk Swap Contracts	Swap Contracts	$(107,436)	$(186,482)
AMZW	Equity Risk Swap Contracts	Swap Contracts	—	28,515
BRKW	Equity Risk Swap Contracts	Swap Contracts	(174)	(7,047)
COIW	Equity Risk Swap Contracts	Swap Contracts	(364,290)	3,566,377
HOOW	Equity Risk Swap Contracts	Swap Contracts	(280)	379,336
METW	Equity Risk Swap Contracts	Swap Contracts	—	45,638

33

Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)

Fund	Derivative	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
NFLW	Equity Risk Swap Contracts	Swap Contracts	$—	$70,958
NVW	Equity Risk Swap Contracts	Swap Contracts	(171,539)	2,944,223
PLTW	Equity Risk Swap Contracts	Swap Contracts	(681,778)	7,362,600
TSLW	Equity Risk Swap Contracts	Swap Contracts	(287,408)	463,489

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).
The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Subadvisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, and subject to a minimum annual fee as follows:

Minimum Annual Fee	Asset-Based Fee
$30,000 for the first fund; $20,000 for remaining funds	7 bps (0.07%) on the first $250 million 6 bps (0.06%) on the next $250 million
5 bps (0.05%) on the next $500 million
4 bps (0.04%) on the balance over $1 billion

Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

34

Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of each Fund, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At June 30, 2025, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.
The fixed creation unit transaction fee may be waived on certain orders if applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the clearing process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the

35

Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)
assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Fiscal Period Ended June 30, 2025
	Ordinary Income	Long-Term Capital Gain
AAPW	$303,133	$—
AMZW	9,355	—
BRKW	9,414	—
COIW	1,438,847	—
HOOW	36,740	—
METW	6,762	—
NFLW	8,781	—
NVW	1,153,857	—
PLTW	5,256,482	—
TSLW	1,562,168	—

6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2025, the Funds realized amounts in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
COIW	$2,831,504	$—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
AAPW	$1,490,256	$89,051	$—	$—
AMZW	299,412	—	—	—
BRKW	402,081	2,428	—	—
COIW	2,353,464	234,227	—	7,308,226
HOOW	—	—	—	—
METW	202,306	—	—	—
NFLW	206,307	—	—	—

36

Roundhill ETF Trust WeeklyPay ETFs
Notes to Financial Statements
June 30, 2025 (Unaudited)(Continued)

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
NVDW	$3,188,789	$158,827	$—	$—
PLTW	12,500,391	808,161	—	—
TSLW	4,144,525	240,831	—	—

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”
8. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related event and transactions that occurred subsequent to June 30, 2025, through the date of issuance of the Funds’ financials statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statement.

37

Roundhill ETF Trust WeeklyPay ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements
Roundhill U.S. Sovereign Wealth Fund ETF
Roundhill ABNB WeeklyPay ETF
Roundhill ARM WeeklyPay ETF
Roundhill LMT WeeklyPay ETF
Roundhill ASML WeeklyPay ETF
Roundhill MSTR WeeklyPay ETF
Roundhill AVGO WeeklyPay ETF
Roundhill NFLX WeeklyPay ETF
Roundhill BABA WeeklyPay ETF
Roundhill RDDT WeeklyPay ETF
Roundhill BRKB WeeklyPay ETF
Roundhill SHOP WeeklyPay ETF
Roundhill COST WeeklyPay ETF
Roundhill SPOT WeeklyPay ETF
Roundhill CRWD WeeklyPay ETF
Roundhill TSM WeeklyPay ETF
Roundhill DKNG WeeklyPay ETF
Roundhill UBER WeeklyPay ETF
Roundhill HOOD WeeklyPay ETF
Roundhill XOM WeeklyPay ETF
Roundhill Humanoid Robotics ETF
Roundhill Long VIX Futures Points ETF
Roundhill 2X Long VIX Futures Points ETF
Roundhill Short VIX Futures Points ETF
Roundhill 2X Short VIX Futures Points ETF
At a regularly scheduled meeting held on May 15, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to Roundhill U.S. Sovereign Wealth Fund ETF, Roundhill ABNB WeeklyPay ETF, Roundhill ARM WeeklyPay ETF, Roundhill LMT WeeklyPay ETF, Roundhill ASML WeeklyPay ETF, Roundhill MSTR WeeklyPay ETF, Roundhill AVGO WeeklyPay ETF, Roundhill NFLX WeeklyPay ETF, Roundhill BABA WeeklyPay ETF, Roundhill RDDT WeeklyPay ETF, Roundhill BRKB WeeklyPay ETF, Roundhill SHOP WeeklyPay ETF, Roundhill COST WeeklyPay ETF, Roundhill SPOT WeeklyPay ETF, Roundhill CRWD WeeklyPay ETF, Roundhill TSM WeeklyPay ETF, Roundhill DKNG WeeklyPay ETF, Roundhill UBER WeeklyPay ETF, Roundhill HOOD WeeklyPay ETF, Roundhill XOM WeeklyPay ETF, Roundhill Humanoid Robotics ETF, Roundhill Long VIX Futures Points ETF, Roundhill 2X Long, VIX Futures Points ETF, Roundhill Short VIX Futures Points ETF and Roundhill 2X Short VIX Futures Points ETF (each, a “New Fund,” and collectively, the “New Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each of the New Funds.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to each of the New Funds by: (i) the vote of the Board or shareholders of a New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each New Fund’s proposed strategy, the services proposed to be provided to the New Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching each New Fund, each New Fund’s proposed fees, and the operational aspects of each New Fund. The Board considered the Adviser’s and

38

Roundhill ETF Trust WeeklyPay ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including memoranda from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser, including information provided in connection with the consideration of advisory and sub-advisory agreements for other funds in the Trust. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive sessions with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the New Funds; (ii) each New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the New Funds; (iv) comparative fee and expense data for the New Funds and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Funds grow and whether the overall advisory fee for the New Funds would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the New Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to each Fund separately.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the New Funds, determining the assets to be purchased, retained or sold by each New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Adviser.

39

Roundhill ETF Trust WeeklyPay ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
Performance. Because the New Funds had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Funds under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Funds. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each New Fund’s proposed unitary fee and the differences in each New Fund’s strategy from the applicable Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the New Funds, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy, except for the WeeklyPay suite. The Board considered that the proposed unitary management fee and the sub-advisory fee schedule for the WeeklyPay ETFs was the same as the fees for the existing WeeklyPay ETFs in the Trust. Based on its review, the Board concluded that the unitary fee with respect to each New Fund appeared to be competitive and is otherwise reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for each New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Funds, taking into account the Adviser’s anticipated profitability analysis with respect to the New Funds and the financial resources the Adviser had committed and proposed to commit to its business. The Board took into account that the New Funds had not yet commenced operations and consequently, the future size of the New Funds and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each New Fund’s shareholders through each New Fund’s unitary fee structure. In the event there were to be significant asset growth in a New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the New Funds. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees to be paid by the New Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefits from services rendered to the New

40

Roundhill ETF Trust WeeklyPay ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to each New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of each New Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the New Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each New Fund. The Board noted the responsibilities that the Sub-Adviser would have as each New Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of each New Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by each New Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser with respect to each Fund, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Sub-Adviser.
Performance. Because the New Funds had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the New Funds under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding each New Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the New Funds. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation, and is otherwise reasonable in light of the information provided.

41

Roundhill ETF Trust WeeklyPay ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each New Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the New Funds by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the New Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to each New Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board determined that it would monitor fees as each New Fund’s assets grow to determine whether economies of scale were being effectively shared with the New Fund and its shareholders.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the New Funds. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement with respect to each New Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to each of the New Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of each New Funds and its shareholders.

42

Roundhill ETF Trust WeeklyPay ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements
Roundhill Long VIX Futures Points ETF
Roundhill 2X Long VIX Futures Points ETF
Roundhill Short VIX Futures Points ETF
Roundhill 2X Short VIX Futures Points ETF
At a regularly scheduled meeting held on May 15, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of investment management agreements (the “Investment Management Agreements”) between Roundhill Financial Inc. (the “Adviser”) and each of the Roundhill Long VIX Futures Points ETF Cayman Ltd., Roundhill 2X Long VIX Futures Points ETF Cayman Ltd., Roundhill Short VIX Futures Points ETF Cayman Ltd. And Roundhill 2X Short VIX Futures Points ETF Cayman Ltd. (each, a “Cayman Subsidiary” and collectively, the “Cayman Subsidiaries”), on behalf of the Roundhill Long VIX Futures Points ETF, Roundhill 2X Long, VIX Futures Points ETF, Roundhill Short VIX Futures Points ETF and Roundhill 2X Short VIX Futures Points ETF, resepctivelly (each, a “Fund” and collectively, the “Funds”), and sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Investment Management Agreements, the “Agreements”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each Cayman Subsidiary.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each Cayman Subsidiary’s proposed investments, the services proposed to be provided to each Cayman Subsidiary by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance program. The representatives from the Adviser discussed the rationale for establishing each Cayman Subsidiary and the operational aspects of each Cayman Subsidiary. They indicated that there would be no management fee charged with respect to the Cayman Subsidiaries. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering approval of investment advisory agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser. In considering the Agreements, the Board took into account the information and the factors and conclusions that it had considered in connection with approval of the Funds’ management and sub-advisory agreements at the Meeting. The Board also took into account the information provided and factors considered, as applicable, in connection with the approval of the management and sub-advisory agreements with respect to the Funds at this Meeting. The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to each Cayman Subsidiary; (ii) each Cayman Subsidiary’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits, if any, to be realized by the Adviser and Sub-Adviser and their respective affiliates from the relationship with the Cayman Subsidiaries; (iv) comparative fee and expense data for each Cayman Subsidiary and other investment companies with similar investment objectives, if any; (v) the extent to which any economies of scale would be realized in connection with the operation of each Cayman Subsidiary; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with each Cayman Subsidiary, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in

43

Roundhill ETF Trust WeeklyPay ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under each Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for each Cayman Subsidiary, determining the assets to be purchased, retained or sold by the Cayman Subsidiary, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust and the Cayman Subsidiaries. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to each Cayman Subsidiary, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Cayman Subsidiary. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about each Cayman Subsidiary, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each Cayman Subsidiary by the Adviser.
Performance. Because the Cayman Subsidiaries had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about each Cayman Subsidiary’s investments. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to each Cayman Subsidiary under the respective Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered that the Adviser has a unitary fee arrangement with each Fund, pursuant to which the Adviser receives a management fee from the Fund and pays all Fund operating expenses, with certain exceptions, and including the sub-advisory fees. The Board further considered that the Cayman Subsidiaries will not be assessed a management fee and will be included in the same fee arrangement as the respective Fund. The Board noted that each Cayman Subsidiary’s expenses will be paid by the Adviser pursuant to the unitary fee arrangement with the respective Fund.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser and each Fund advisory and sub-advisory fees, and the estimated profitability, of any, projected by the Adviser. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each Fund’s other expenses out of its own revenue and resources. The Board noted that the Adviser does not expect to receive separate compensation for managing the Cayman Subsidiaries, or any direct or indirect benefits from its relationship with the Cayman Subsidiaries.

44

Roundhill ETF Trust WeeklyPay ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
Economies of Scale. The Board noted that the Adviser might realize economies of scale in managing each overall Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each Fund’s shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in a Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth. The Board noted that there would be no additional fee charged with respect to the Cayman Subsidiaries and that the Adviser would bear the expenses of each Caymen Subsidiary.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with each Cayman Subsidiary. The Board noted that the Adviser does not expect to receive any direct or indirect “fall-out” benefits from its relationship with the Cayman Subsidiaries.
Conclusion. No single factor was determinative of the Board’s decision to approve each Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of each Investment Management Agreement were fair and reasonable to each Cayman Subsidiary. The Board, including a majority of the Independent Trustees, therefore determined that the approval of each Investment Management Agreement for an initial term of two years was in the best interests of respective Cayman Subsidiary and respective Fund.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to each Cayman Subsidiary under the respective Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each Cayman Subsidiary. The Board noted the responsibilities that the Sub-Adviser would have as each Cayman Subsidiary’s investment sub-adviser, including: responsibility for the management of the securities and other assets of the Cayman Subsidiary, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by the Cayman Subsidiary.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each Cayman Subsidiary by the Sub-Adviser.
Performance. Because the Cayman Subsidiaries had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about each Cayman Subsidiary’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to each Cayman Subsidiary under the respective Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for each Fund’s shareholders.

45

Roundhill ETF Trust WeeklyPay ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
Fees and Expenses. The Board also reviewed information regarding each Cayman Subsidiary’s proposed sub-advisory fees and took into account that the Sub-Adviser would be paid the fees specified in the Sub-Advisory Agreement for the respective Fund and would receive no additional compensation with respect to each Cayman Subsidiary. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability of the Adviser and Sub-Adviser. The Board considered that any fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the respective Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser from the each Fund and the services to be provided with respect to each Cayman Subsidiary by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with each Cayman Subsidiary, if any, noting that the Sub-Adviser would not receive an additional fee with respect to the Cayman Subsidiary. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee from the respective Fund, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board noted that it currently appeared that the Sub-Adviser might realize economies of scale in managing each Cayman Subsidiary as assets grow in size. The Board determined that it would monitor fees as each Cayman Subsidiary’s assets grow to determine whether economies of scale were being effectively shared with the Cayman Subsidiary and the respective Fund.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with each Cayman Subsidiary. The Board noted that the Sub-Adviser does not expect to receive any direct or indirect “fall-out” benefits from its relationship with each Cayman Subsidiary.
Conclusion. No single factor was determinative of the Board’s decision to approve each Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of each Sub-Advisory Agreement, including any compensation payable thereunder, were fair and reasonable to each Cayman Subsidiary. The Board, including a majority of the Independent Trustees, therefore determined that the approval of each Sub-Advisory Agreement for an initial two-year term was in the best interests of each Cayman Subsidiary and the respective Fund.

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Roundhill ETF Trust WeeklyPay ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements
Roundhill AAPL WeeklyPay ETF (“AAPW ETF”)
Roundhill AMD WeeklyPay ETF (“AMDW ETF”)
Roundhill AMZN WeeklyPay ETF (“AMZW ETF”)
Roundhill COIN WeeklyPay ETF (“COIW ETF”)
Roundhill GOOGL WeeklyPay ETF (“GOOW ETF”)
Roundhill META WeeklyPay ETF (“METW ETF”)
Roundhill MSFT WeeklyPay ETF (“MSFW ETF”)
Roundhill PLTR WeeklyPay ETF (“PLTW ETF”)
Roundhill NVDA WeeklyPay ETF (“NVW ETF”)
Roundhill TSLA WeeklyPay ETF (“TSW ETF”)
Roundhill Weekly T-Bill ETF (“WEEK ETF”)
Roundhill Daily 2X Long China Dragons ETF (“DRX ETF”)
At a regularly scheduled meeting held on November 26, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Roundhill ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, with respect to each of the Roundhill AAPL WeeklyPay ETF, Roundhill AMD WeeklyPay ETF, Roundhill AMZN WeeklyPay ETF, Roundhill COIN WeeklyPay ETF, Roundhill GOOGL WeeklyPay ETF, Roundhill META WeeklyPay ETF, Roundhill MSFT WeeklyPay ETF, Roundhill PLTR WeeklyPay ETF, Roundhill NVDA WeeklyPay ETF, Roundhill TSLA WeeklyPay ETF, Roundhill Weekly T-Bill ETF and Roundhill Daily 2X Long China Dragons ETF (each, a “New Fund,” and collectively, the “New Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to each of the New Funds.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved with respect to each of the New Funds by: (i) the vote of the Board or shareholders of a New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.
In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the Meeting, of each New Fund’s proposed strategy, the services proposed to be provided to the New Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching each New Fund, each New Fund’s proposed fees, and the operational aspects of each New Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the Meeting, including memoranda from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Agreements. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser, including information provided in connection with the consideration of advisory and sub-advisory agreements for other funds in the Trust. . The Board deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive sessions with their independent counsel to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.
At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the New Funds; (ii) each New Fund’s anticipated expenses and performance; (iii) the cost of the services

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Roundhill ETF Trust WeeklyPay ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser and their respective affiliates from their relationship with the Trust and the New Funds; (iv) comparative fee and expense data for the New Funds and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Funds grow and whether the overall advisory fee for the New Funds would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the New Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to each Fund separately.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Management Agreement with respect to each Fund, noting that the Adviser will be providing, among other things, a continuous investment program for the New Funds, determining the assets to be purchased, retained or sold by each New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Funds, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Adviser.
Performance. Because the New Funds had not yet commenced operations, there were no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Funds under the Investment Management Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Funds. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each New Fund’s proposed unitary

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Roundhill ETF Trust WeeklyPay ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
fee and the differences in each New Fund’s strategy from the applicable Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the New Funds, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy. Based on its review, the Board concluded that the unitary fee with respect to each New Fund appeared to be competitive and is otherwise reasonable in light of the information provided.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for each New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Funds, taking into account the Adviser’s anticipated profitability analysis with respect to the New Funds and the financial resources the Adviser had committed and proposed to commit to its business. The Board took into account that the New Funds had not yet commenced operations and consequently, the future size of the New Funds and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each New Fund’s shareholders through each New Fund’s unitary fee structure. In the event there were to be significant asset growth in a New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Benefits. The Board considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the New Funds. The Board considered the Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board further considered that Adviser does not use any affiliated brokers to execute portfolio transactions. The Board noted there were currently no distribution or service fees to be paid by the New Funds to the Adviser or its affiliates. The Board considered that the Adviser may receive some form of reputational benefits from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to each New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of each New Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the New Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each New Fund. The Board noted the responsibilities that the Sub-Adviser would have as each New Fund’s investment sub-adviser, including: responsibility for the management of the securities and other assets of each New Fund, subject to the supervision and oversight of the Adviser; executing placement of orders and selection of

49

Roundhill ETF Trust WeeklyPay ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and proxy voting with respect to securities held by each New Fund.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, details about the New Funds, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser with respect to each Fund, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties, as well as the Board’s experience with the Sub-Adviser as the investment sub-adviser to other series of the Trust. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each New Fund by the Sub-Adviser.
Performance. Because the New Funds had not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board was presented with information about each New Fund’s investment strategies. The Board noted that the Sub-Adviser currently did not manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and the Sub-Adviser and the experience of the Sub-Adviser’s personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser had the overall capability to perform its duties with respect to the New Funds under the Sub-Advisory Agreement and that the Adviser and Sub-Adviser were expected to obtain an acceptable level of investment returns for each New Fund’s shareholders.
Fees and Expenses. The Board also reviewed information regarding each New Fund’s proposed sub-advisory fee, including advisory fees and total expense ratios of those funds that might be considered peers of the New Funds. Based on its review, the Board concluded that the sub-advisory fee appeared to be competitive and a product of arm’s length negotiation, and is otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each New Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to the New Funds by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the New Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability, if any, with respect to each New Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration.
Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the New Funds as assets grow in size. The Board determined that it would monitor fees as each New Fund’s assets grow to determine whether economies of scale were being effectively shared with the New Fund and its shareholders.

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Roundhill ETF Trust WeeklyPay ETFs
Board Consideration and Approval of Advisory and Sub-Advisory
Agreements(Continued)
Benefits. The Board considered the direct and indirect benefits that could be realized by the Sub-Adviser from its relationship with the New Funds. The Board considered Sub-Adviser’s soft dollar arrangements with respect to portfolio transactions and considered that the Sub-Adviser does not intend to utilize soft dollars with respect to the New Funds. The Board considered that the Sub-Adviser may receive some form of reputational benefit from services rendered to the New Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the Sub-Adviser would receive from its relationship with each of the New Funds are reasonable and appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement with respect to each New Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of that Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to each of the New Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of each New Funds and its shareholders.

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Roundhill ETF Trust WeeklyPay ETFs
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory and Subadvisory Agreements.

52

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Roundhill ETF Trust

By (Signature and Title)*	/s/ Will Hershey
Will Hershey, President/Principal Executive Officer

Date	9/05/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Will Hershey
Will Hershey, President/Principal Executive Officer

Date	9/05/2025

By (Signature and Title)*	/s/ Timothy Maloney
Timothy Maloney, Treasurer/Principal Financial Officer

Date	9/05/2025

* Print the name and title of each signing officer under his or her signature.